UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 54.6%
Industrial - 44.8%
Basic - 3.3%
AK Steel Corp.
7.625%, 5/15/20-10/01/21	U.S.$	4,471	$3,183,000
8.75%, 12/01/18		3,402	3,453,030
Aleris International, Inc.
7.625%, 2/15/18		5,193	5,237,790
7.875%, 11/01/20		5,595	5,665,497
ArcelorMittal
6.125%, 6/01/25		1,946	1,853,565
7.75%, 10/15/39		9,095	8,776,675
Arch Coal, Inc.
7.00%, 6/15/19		3,500	393,750
7.25%, 6/15/21		4,402	484,220
Ashland, Inc.
4.75%, 8/15/22		1,800	1,815,750
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		3,053	3,251,445
Axiall Corp.
4.875%, 5/15/23		6,352	6,113,800
Chemours Co. (The)
7.00%, 5/15/25 (a)		5,115	4,486,827
Cliffs Natural Resources, Inc.
7.75%, 3/31/20 (a)		6,225	2,910,188
8.25%, 3/31/20 (a)		6,486	5,902,260
Commercial Metals Co.
4.875%, 5/15/23		3,249	2,972,835
6.50%, 7/15/17		3,844	4,093,860
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		11,794	11,912,176
Constellium NV
5.75%, 5/15/24 (a)		9,890	8,208,700
Eagle Spinco, Inc.
4.625%, 2/15/21		584	567,940
Emeco Pty Ltd.
9.875%, 3/15/19 (a)		9,097	6,367,900
Ephios Holdco II PLC
8.25%, 7/01/23 (a)	EUR	2,619	2,897,889
FMG Resources August 206 Pty Ltd.
9.75%, 3/01/22 (a)(b)	U.S.$	1,561	1,436,120
Hexion, Inc.
8.875%, 2/01/18		1,166	1,014,420
Huntsman International LLC
8.625%, 3/15/21		1,746	1,830,681
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	5,160	5,553,630
INEOS Group Holdings SA
5.75%, 2/15/19 (a)		1,266	1,425,255
5.875%, 2/15/19 (a)	U.S.$	6,881	6,941,209
James River Coal Co.
7.875%, 4/01/19 (c)		600	750

	Principal Amount (000)		U.S. $ Value
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)	U.S.$	2,760	$2,449,500
Kerling PLC
10.625%, 2/01/17 (a)	EUR	6,635	7,523,712
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	8,197	8,319,955
7.875%, 11/01/22 (a)		5,000	5,087,500
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(d)		16,121	4,030,250
Momentive Performance Materials, Inc.
3.88%, 10/24/21		13,331	11,564,642
8.875%, 10/15/20 (e)(f)(g)		13,331	0	^
Novacap International SAS
4.977%, 5/01/19 (a)(h)	EUR	1,388	1,535,804
Novelis, Inc.
8.75%, 12/15/20	U.S.$	14,915	15,735,325
Peabody Energy Corp.
6.00%, 11/15/18		11,292	4,121,580
7.875%, 11/01/26		50	14,000
PQ Corp.
8.75%, 11/01/18 (a)		8,961	9,095,415
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		10,340	10,210,750
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (a)	EUR	268	318,678
4.875%, 9/15/18 (a)	U.S.$	4,234	4,477,455
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,333,203
SPCM SA
6.00%, 1/15/22 (a)		1,298	1,327,205
Steel Dynamics, Inc.
5.125%, 10/01/21		1,007	1,004,483
6.125%, 8/15/19		800	840,000
6.375%, 8/15/22		4,749	4,950,832
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		9,836	7,155,690
9.75%, 12/01/17		5,506	5,258,230
Univar USA, Inc.
6.75%, 7/15/23 (a)		6,281	6,312,405

			221,417,776

Capital Goods - 3.6%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		3,293	3,004,862
Apex Tool Group LLC
7.00%, 2/01/21 (a)		7,065	6,323,175
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(i)		2,118	2,213,665
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)	EUR	2,758	3,195,567

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)(b)	U.S.$	15,575	$15,516,594
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)		2,075	2,080,188
Berry Plastics Corp.
5.125%, 7/15/23		2,843	2,793,247
5.50%, 5/15/22		5,352	5,405,520
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		3,009	2,993,955
Bombardier, Inc.
5.75%, 3/15/22 (a)		4,685	3,806,562
6.00%, 10/15/22 (a)		6,375	5,187,656
6.125%, 1/15/23 (a)		6,877	5,570,370
7.45%, 5/01/34 (a)		1,640	1,307,900
7.50%, 3/15/25 (a)		3,698	3,060,095
7.75%, 3/15/20 (a)		2,558	2,372,545
Building Materials Corp. of America
6.75%, 5/01/21 (a)		3,500	3,675,000
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,442,627
5.25%, 8/01/20		800	819,120
CNH Industrial America LLC
7.25%, 1/15/16		997	1,015,694
CNH Industrial Capital LLC
3.25%, 2/01/17		1,425	1,432,125
EnerSys
5.00%, 4/30/23 (a)		4,046	3,965,080
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	5,858,000
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		2,040	1,810,500
GCL Holdings SCA
9.375%, 4/15/18 (a)	EUR	1,174	1,347,366
HD Supply, Inc.
7.50%, 7/15/20	U.S.$	10,438	11,142,565
11.50%, 7/15/20		1,700	1,975,179
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		1,287	1,362,611
KLX, Inc.
5.875%, 12/01/22 (a)		6,848	6,882,240
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	538	637,287
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	3,225,956
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		5,265	5,650,003
8.50%, 11/01/20		5,474	5,754,542
Masco Corp.
5.95%, 3/15/22		2,800	3,094,000
6.125%, 10/03/16		2,315	2,431,445
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		3,458	3,570,385

	Principal Amount (000)		U.S. $ Value
Moog, Inc.
5.25%, 12/01/22 (a)	U.S.$	2,097	$2,117,970
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18 (b)		4,824	3,449,160
Oshkosh Corp.
5.375%, 3/01/22-3/01/25		5,788	5,744,534
Pactiv LLC
7.95%, 12/15/25		8,358	8,023,680
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		6,079	6,109,395
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,660	2,976,120
Rexel SA
5.25%, 6/15/20 (a)	U.S.$	6,432	6,608,880
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		520	534,300
7.875%, 8/15/19		4,653	4,827,487
9.875%, 8/15/19		6,304	6,631,020
Sealed Air Corp.
4.875%, 12/01/22 (a)		2,616	2,625,810
5.125%, 12/01/24 (a)		2,617	2,649,713
5.50%, 9/15/25 (a)		1,526	1,558,428
6.875%, 7/15/33 (a)		14,904	15,202,080
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	3,835	4,438,973
SRA International, Inc.
11.00%, 10/01/19	U.S.$	2,284	2,392,490
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		2,970	3,207,600
Terex Corp.
6.00%, 5/15/21		3,836	3,850,385
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	101,250
TransDigm, Inc.
6.00%, 7/15/22		7,000	6,982,500
6.50%, 7/15/24		6,341	6,372,705
United Rentals North America, Inc.
5.50%, 7/15/25		2,383	2,278,744
7.625%, 4/15/22		4,820	5,235,725

			237,842,575

Communications - Media - 5.9%
Altice Financing SA
6.625%, 2/15/23 (a)		7,387	7,608,610
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,766	11,633,302
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	732	721,020
5.75%, 1/15/24 (b)		1,639	1,668,707
5.875%, 5/01/27 (a)		4,402	4,360,731
6.50%, 4/30/21		690	721,481

	Principal Amount (000)		U.S. $ Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)	U.S.$	15,318	$14,226,592
6.375%, 9/15/20 (a)		5,197	5,235,977
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		2,230	2,291,325
Series A
7.625%, 3/15/20		1,575	1,632,094
Series B
6.50%, 11/15/22		6,270	6,536,475
7.625%, 3/15/20		6,487	6,815,404
CSC Holdings LLC
5.25%, 6/01/24		8,284	7,673,055
6.75%, 11/15/21		8,000	8,300,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		4,005	3,509,381
DISH DBS Corp.
4.625%, 7/15/17		2,300	2,360,375
5.875%, 11/15/24		9,232	8,955,040
6.75%, 6/01/21		1,500	1,586,250
7.125%, 2/01/16		625	639,844
7.875%, 9/01/19		520	581,750
Hughes Satellite Systems Corp.
7.625%, 6/15/21		9,325	10,315,781
iHeartCommunications, Inc.
6.875%, 6/15/18		10,579	9,468,205
9.00%, 12/15/19-3/01/21		5,922	5,618,723
10.00%, 1/15/18 (b)		9,285	7,428,000
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (i)		5,320	3,517,732
Intelsat Jackson Holdings SA
5.50%, 8/01/23		11,034	10,013,355
7.25%, 10/15/20		7,625	7,558,281
7.50%, 4/01/21		1,965	1,955,175
Lamar Media Corp.
5.00%, 5/01/23		3,714	3,704,715
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	3,158	3,833,483
Liberty Interactive LLC
3.75%, 2/15/30 (j)	U.S.$	2,357	1,415,673
LIN Television Corp.
6.375%, 1/15/21		2,391	2,456,753
McClatchy Co. (The)
9.00%, 12/15/22		10,228	9,416,152
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		8,000	7,960,000
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	998,775
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		6,331	6,710,860
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		4,820	4,777,825
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		2,935	2,949,675
5.875%, 3/15/25		2,925	3,005,438

	Principal Amount (000)		U.S. $ Value
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	2,000	$2,050,000
Radio One, Inc.
7.375%, 4/15/22 (a)		7,700	7,526,750
9.25%, 2/15/20 (a)		9,972	9,149,310
Sinclair Television Group, Inc.
5.375%, 4/01/21		7,468	7,598,690
5.625%, 8/01/24 (a)		7,000	6,886,250
6.125%, 10/01/22		9,854	10,174,255
6.375%, 11/01/21		3,500	3,648,750
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		914	879,725
5.375%, 4/15/25 (a)		3,673	3,663,818
6.00%, 7/15/24 (a)		13,286	13,850,655
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,540	1,566,950
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,071	1,073,678
5.50%, 9/15/24 (a)		1,480	1,487,400
6.375%, 10/15/23		12,434	13,148,955
Time, Inc.
5.75%, 4/15/22 (a)(b)		7,772	7,461,120
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		6,801	6,766,995
Unitymedia GmbH
6.125%, 1/15/25 (a)		5,510	5,689,075
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	2,700	3,180,257
5.50%, 1/15/23 (a)	U.S.$	8,392	8,549,350
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		11,849	11,878,622
6.75%, 9/15/22 (a)		3,335	3,585,125
8.50%, 5/15/21 (a)		4,450	4,691,947
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		9,391	9,085,792
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		426	454,435
Virgin Media Finance PLC
4.875%, 2/15/22		5,429	5,035,398
5.25%, 2/15/22		941	884,540
5.75%, 1/15/25 (a)		1,350	1,354,050
6.00%, 10/15/24 (a)		7,381	7,491,715
6.375%, 4/15/23 (a)		3,360	3,511,200
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	2,070	3,309,390
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(i)	U.S.$	4,606	4,629,030
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		8,720	9,234,044
13.375%, 10/15/19		2,375	2,582,813

	Principal Amount (000)		U.S. $ Value
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	6,178	$6,077,607

			388,319,705

Communications - Telecommunications - 3.7%
Altice SA
7.25%, 5/15/22 (a)	EUR	6,390	7,158,174
7.625%, 2/15/25 (a)	U.S.$	1,941	1,902,180
Altice US Finance II Corp.
7.75%, 7/15/25 (a)		2,103	2,087,228
CenturyLink, Inc.
Series P
7.60%, 9/15/39		4,000	3,560,000
Series U
7.65%, 3/15/42		2,900	2,566,500
Series V
5.625%, 4/01/20		2,500	2,552,875
Series W
6.75%, 12/01/23		1,850	1,854,625
Cincinnati Bell, Inc.
8.375%, 10/15/20		1,600	1,678,000
Columbus International, Inc.
7.375%, 3/30/21 (a)		18,972	20,157,750
Commscope Technologies Finance LLC
6.00%, 6/15/25 (a)		3,182	3,142,225
CommScope, Inc.
5.50%, 6/15/24 (a)		5,481	5,364,529
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (e)(f)(k)	CAD	2,500	2,421,149
Frontier Communications Corp.
6.25%, 9/15/21	U.S.$	5,502	5,075,595
7.625%, 4/15/24		8,443	7,683,130
7.875%, 1/15/27		4,058	3,556,147
9.00%, 8/15/31		4,350	3,969,375
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	12,930	15,146,401
Level 3 Financing, Inc.
6.125%, 1/15/21	U.S.$	2,690	2,821,138
8.625%, 7/15/20		3,465	3,698,888
Millicom International Cellular SA
6.00%, 3/15/25 (a)		2,963	2,903,740
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	622	710,436
5.625%, 5/15/24 (a)		1,981	2,231,112
6.00%, 5/15/22 (a)	U.S.$	8,105	8,246,837
6.25%, 5/15/24 (a)		8,130	8,267,803
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		2,219	2,188,910
SBA Communications Corp.
5.625%, 10/01/19		3,846	4,028,685
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,271,830

	Principal Amount (000)		U.S. $ Value
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	116	$98,310
8.75%, 3/15/32		5,865	5,549,756
Sprint Communications, Inc.
6.00%, 11/15/22		1,925	1,691,113
Sprint Corp.
7.125%, 6/15/24		8,710	7,969,650
7.25%, 9/15/21		3,321	3,175,706
7.625%, 2/15/25		5,089	4,720,047
7.875%, 9/15/23		2,752	2,638,480
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,697,748
6.125%, 1/15/22		1,460	1,525,700
6.375%, 3/01/25		6,710	7,037,112
6.542%, 4/28/20		967	1,018,638
6.625%, 11/15/20		1,488	1,547,520
6.731%, 4/28/22		607	643,420
6.836%, 4/28/23		4,673	5,000,110
Telecom Italia Capital SA
7.20%, 7/18/36		4,925	5,442,125
7.721%, 6/04/38		4,700	5,405,000
Telecom Italia SpA
5.303%, 5/30/24 (a)		5,639	5,667,195
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,120,680
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		5,894	6,026,615
7.375%, 4/23/21 (a)		17,254	18,289,240
Windstream Services LLC
6.375%, 8/01/23		12,858	9,964,950
7.75%, 10/01/21		2,780	2,349,100
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23 (a)		10,130	10,162,821

			241,986,298

Consumer Cyclical - Automotive - 2.0%
Affinia Group, Inc.
7.75%, 5/01/21		7,248	7,556,040
American Axle & Manufacturing, Inc.
6.625%, 10/15/22		2,925	3,056,625
Banque PSA Finance SA
4.375%, 4/04/16 (a)		1,500	1,526,265
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		16,020	16,500,600
Dana Holding Corp.
6.00%, 9/15/23		3,683	3,793,490
6.75%, 2/15/21		638	671,495
Exide Technologies
Zero Coupon, 2/1/18 (e)(l)		10,401	0	^
Series AI
7.00%, 4/30/25 (e)(i)(j)(l)		16,455	14,069,320
11.00%, 4/30/20 (f)(i)		21,458	17,917,106
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	710	682,288
6.00%, 7/15/22 (a)	U.S.$	14,668	13,017,850

	Principal Amount (000)		U.S. $ Value
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	$760,200
8.75%, 8/15/20		2,829	3,377,119
LKQ Corp.
4.75%, 5/15/23		10,086	9,606,915
Meritor, Inc.
6.25%, 2/15/24		2,087	2,092,218
6.75%, 6/15/21		4,325	4,443,937
Navistar International Corp.
8.25%, 11/01/21		8,777	8,288,911
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a)(i)		4,484	4,853,930
6.875% (6.875% Cash or 7.625% PIK), 8/15/18 (a)(i)		2,200	2,277,000
6.875%, 8/15/18 (a)(i)	EUR	3,174	3,607,850
Titan International, Inc.
6.875%, 10/01/20	U.S.$	9,000	7,957,089
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		7,632	7,460,280

			133,516,528

Consumer Cyclical - Entertainment - 0.6%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)		2,747	2,884,350
6.125%, 9/15/23 (a)		2	2,155
AMC Entertainment, Inc.
5.75%, 6/15/25		6,515	6,482,425
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(i)		8,725	8,834,062
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		3,275	3,446,937
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24		2,923	2,989,294
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		3,073	3,265,063
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	285,228
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		7,694	7,670,505
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,098,700
7.50%, 10/15/27		3,000	3,498,600

			40,457,319

Consumer Cyclical - Other - 3.0%
Beazer Homes USA, Inc.
7.50%, 9/15/21		3,353	3,361,383
Boyd Gaming Corp.
9.00%, 7/01/20		6,649	7,230,787
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (c)		1,935	599,850
11.25%, 6/01/17 (c)		1,350	1,113,750

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20	U.S.$	6,600	$6,303,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		5,320	4,123,000
Choice Hotels International, Inc.
5.75%, 7/01/22		517	551,898
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,090,720
6.50%, 4/15/16		1,000	1,025,000
Eldorado Resorts, Inc.
7.00%, 8/01/23 (a)		4,493	4,504,232
International Game Technology PLC
6.25%, 2/15/22 (a)		12,305	12,105,044
6.50%, 2/15/25 (a)		7,755	7,435,106
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		266	275,975
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (a)		5,383	5,436,830
KB Home
4.75%, 5/15/19		3,513	3,504,217
7.00%, 12/15/21		1,000	1,033,750
7.25%, 6/15/18		1,000	1,077,500
7.50%, 9/15/22		1,266	1,310,310
9.10%, 9/15/17		1,300	1,449,500
Lennar Corp.
6.95%, 6/01/18		2,780	3,044,100
Series B
6.50%, 4/15/16		3,200	3,288,000
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,484,750
Marina District Finance Co., Inc.
9.875%, 8/15/18		5,220	5,360,836
MCE Finance Ltd.
5.00%, 2/15/21 (a)		16,939	16,028,529
MDC Holdings, Inc.
5.50%, 1/15/24		839	852,802
6.00%, 1/15/43		3,391	2,865,395
Meritage Homes Corp.
6.00%, 6/01/25 (a)		3,756	3,793,560
7.00%, 4/01/22		3,155	3,360,075
7.15%, 4/15/20		2,500	2,693,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,846,635
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(i)		8,030	6,986,038
Penn National Gaming, Inc.
5.875%, 11/01/21 (b)		6,850	6,987,000
PulteGroup, Inc.
7.875%, 6/15/32		7,600	8,740,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		7,280	8,103,368

	Principal Amount (000)		U.S. $ Value
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	1,752	$2,039,486
Scientific Games International, Inc.
7.00%, 1/01/22 (a)	U.S.$	13,291	13,772,799
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		2,423	2,459,345
6.125%, 4/01/25 (a)		4,677	4,782,232
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,713,125
10.75%, 9/15/16		1,667	1,821,198
Studio City Finance Ltd.
8.50%, 12/01/20 (a)(b)		6,480	6,642,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		3,100	3,014,750
5.875%, 4/15/23 (a)		4,950	4,956,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		4,515	4,345,687
Wynn Macau Ltd.
5.25%, 10/15/21 (a)(b)		8,100	7,705,125

			199,218,624

Consumer Cyclical - Restaurants - 0.4%
1011778 B.C. ULC/New Red Finance, Inc.
4.625%, 1/15/22 (a)		6,363	6,363,000
6.00%, 4/01/22 (a)		10,455	10,792,697
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	751	1,234,821
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		2,879	4,642,586
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)		2,206	3,479,450

			26,512,554

Consumer Cyclical - Retailers - 2.3%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	14,380	14,991,150
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		16,637	17,593,627
Brighthouse Group PLC
7.875%, 5/15/18 (a)(b)	GBP	4,319	6,524,212
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	7,214	7,250,070
Dollar Tree, Inc.
5.75%, 3/01/23 (a)		10,697	11,285,335
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	6,912	7,799,859
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	2,143	2,143,000
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	835,835
7.40%, 4/01/37		4,492	3,593,600

	Principal Amount (000)		U.S. $ Value
L Brands, Inc.
6.90%, 7/15/17	U.S.$	2,401	$2,620,091
6.95%, 3/01/33		3,500	3,701,250
Levi Strauss & Co.
5.00%, 5/01/25		7,819	7,545,335
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22		6,560	6,986,400
Murphy Oil USA, Inc.
6.00%, 8/15/23		3,166	3,284,725
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK),
10/15/21 (a)(i)		10,752	11,531,520
Rite Aid Corp.
6.125%, 4/01/23 (a)		15,658	16,264,748
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		5,376	5,604,480
Serta Simmons Bedding LLC
8.125%, 10/01/20 (a)		13,960	14,780,150
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,773,940
Wolverine World Wide, Inc.
6.125%, 10/15/20		1,999	2,103,948

			155,213,275

Consumer Non-Cyclical - 7.6%
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		11,200	10,472,000
Alere, Inc.
6.375%, 7/01/23 (a)		1,482	1,541,280
7.25%, 7/01/18		3,046	3,195,254
8.625%, 10/01/18		9,025	9,307,031
Amsurg Corp.
5.625%, 7/15/22		3,708	3,813,863
Aramark Services, Inc.
5.75%, 3/15/20		2,684	2,804,780
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK),
9/15/18 (a)(i)		7,406	6,720,945
9.25%, 2/15/19 (a)		6,528	6,625,920
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	5,799	8,648,488
5.50%, 7/15/21 (a)		6,175	8,805,003
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK),
5/15/19 (a)(i)	U.S.$	15,989	16,188,862
Care UK Health & Social Care PLC
5.584%, 7/15/19 (a)(h)	GBP	1,999	3,028,086
8.084%, 1/15/20 (a)(h)		2,000	3,029,601
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	4,950	5,708,154
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		1,000	1,133,943
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	17,054	18,247,780

	Principal Amount (000)		U.S. $ Value
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)	U.S.$	3,545	$3,611,469
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		8,448	8,891,520
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		10,922	10,799,127
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	658	780,495
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	3,100	3,193,000
Endo Finance LLC/Endo Finco, Inc.
7.25%, 12/15/20 (a)		3,140	3,297,000
7.75%, 1/15/22 (a)		3,035	3,232,275
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		8,298	8,572,100
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		7,081	7,151,810
Ephios Bondco PLC
6.25%, 7/01/22 (a)	EUR	9,492	10,625,724
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	15,758	14,970,100
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	4,512	7,155,380
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	4,914	4,963,140
HCA, Inc.
4.25%, 10/15/19		3,274	3,370,174
5.375%, 2/01/25		441	450,923
5.875%, 3/15/22		2,450	2,685,813
6.50%, 2/15/16		782	802,528
HealthSouth Corp.
7.75%, 9/15/22		317	330,935
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	6,584	7,708,214
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (a)	U.S.$	6,163	6,471,150
HRG Group, Inc.
7.875%, 7/15/19 (a)		2,942	3,118,520
7.875%, 7/15/19		11,061	11,690,570
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	2,145	3,383,237
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(i)	U.S.$	8,253	8,428,376
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		7,556	8,047,140
Kindred Healthcare, Inc.
8.00%, 1/15/20 (a)		12,720	13,769,400

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18	U.S.$	14,959	$15,912,636
Labco SA
8.50%, 1/15/18 (a)	EUR	6,500	7,442,016
LifePoint Health, Inc.
6.625%, 10/01/20	U.S.$	2,150	2,230,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		1,815	1,828,613
5.75%, 8/01/22 (a)		6,054	6,311,295
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		6,322	6,543,270
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		10,446	11,085,817
Party City Holdings, Inc.
8.875%, 8/01/20		8,041	8,644,075
Post Holdings, Inc.
6.00%, 12/15/22 (a)		2,096	2,033,120
7.375%, 2/15/22		17,141	17,526,672
PRA Holdings, Inc.
9.50%, 10/01/23 (a)		10,606	11,746,145
Priory Group No. 3 PLC
7.00%, 2/15/18 (a)	GBP	3,955	6,371,842
Quintiles Transnational Corp.
4.875%, 5/15/23 (a)	U.S.$	6,600	6,694,842
R&R Ice Cream PLC
5.50%, 5/15/20 (a)	GBP	4,939	7,925,868
8.25%, 5/15/20 (a)	AUD	3,910	2,898,012
R&R PIK PLC
9.25%, 5/15/18 (a)(i)	EUR	4,332	4,819,706
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	1,568	1,638,560
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		10,140	10,444,200
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		3,549	3,625,304
5.875%, 8/01/21 (a)		5,820	6,074,625
6.625%, 8/15/22		1,516	1,620,528
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)		4,374	4,504,345
6.125%, 12/15/24 (a)		2,311	2,401,083
6.375%, 11/15/20		2,586	2,754,090
6.625%, 11/15/22		2,624	2,807,680
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (a)		1,448	1,480,580
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		12,204	11,075,130
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (a)		2,748	2,789,220
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	5,692	6,595,182

	Principal Amount (000)		U.S. $ Value
Tenet Healthcare Corp.
6.875%, 11/15/31	U.S.$	20,258	$19,042,520
8.125%, 4/01/22		4,631	5,195,426
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		1,466	1,498,985
5.875%, 5/15/23 (a)		2,975	3,086,563
6.125%, 4/15/25 (a)		9,586	10,041,335
6.75%, 8/15/21 (a)		2,100	2,186,625
7.25%, 7/15/22 (a)		5,402	5,699,110
Visant Corp.
10.00%, 10/01/17		2,798	2,175,445
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	7,677,462

			501,199,662

Energy - 5.8%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	2,239	2,115,855
5.375%, 11/01/21		9,000	8,752,500
5.625%, 6/01/23 (a)		2,422	2,331,175
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		7,169	5,806,890
6.75%, 4/15/21		1,712	1,480,880
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		2,596	1,791,240
California Resources Corp.
6.00%, 11/15/24		9,704	7,860,240
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		1,394	1,400,970
Chaparral Energy, Inc.
7.625%, 11/15/22		7,282	4,259,970
8.25%, 9/01/21		2,000	1,200,000
CHC Helicopter SA
9.25%, 10/15/20		13,049	8,351,424
Chesapeake Energy Corp.
2.50%, 5/15/37 (j)		1,653	1,483,568
Cobalt International Energy, Inc.
2.625%, 12/01/19 (j)		4,083	2,740,714
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (a)		5,809	5,838,045
DCP Midstream Operating LP
5.60%, 4/01/44		10,432	8,590,648
Denbury Resources, Inc.
4.625%, 7/15/23		18,419	13,261,680
5.50%, 5/01/22		1,380	1,093,650
Diamondback Energy, Inc.
7.625%, 10/01/21		3,235	3,429,100
Energy Transfer Equity LP
5.875%, 1/15/24		7,132	7,256,810
7.50%, 10/15/20		2,657	2,975,840
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	875,000
11.00%, 3/15/20 (a)		4,905	3,703,275

	Principal Amount (000)		U.S. $ Value
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20	U.S.$	5,679	$5,863,567
Era Group, Inc.
7.75%, 12/15/22		3,450	3,398,250
EXCO Resources, Inc.
7.50%, 9/15/18		2,195	987,750
8.50%, 4/15/22		2,404	817,360
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	15,414,375
Golden Energy Offshore Services AS
8.74%, 5/28/17 (d)(h)	NOK	30,805	2,055,318
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20	U.S.$	3,948	3,977,215
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		5,000	3,962,500
5.875%, 4/01/20		4,695	3,967,275
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22		12,718	11,573,380
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		15,979	10,865,720
Laredo Petroleum, Inc.
7.375%, 5/01/22		3,511	3,572,442
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		12,363	9,581,325
8.00%, 12/01/20		3,554	2,985,360
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		2,788	1,688,469
6.50%, 9/15/21		655	376,625
8.625%, 4/15/20		4,190	2,576,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 12/01/24		3,895	3,797,625
Memorial Resource Development Corp.
5.875%, 7/01/22		14,440	13,609,700
Newfield Exploration Co.
5.625%, 7/01/24		4,116	4,033,680
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		4,001	3,740,935
Northern Oil and Gas, Inc.
8.00%, 6/01/20		3,075	2,706,000
Oasis Petroleum, Inc.
6.875%, 3/15/22		4,137	3,806,040
Offshore Group Investment Ltd.
7.125%, 4/01/23		8,325	4,391,437
7.50%, 11/01/19		8,860	4,740,100
Pacific Drilling SA
5.375%, 6/01/20 (a)		20,794	16,011,380
Paragon Offshore PLC
6.75%, 7/15/22 (a)		17,781	5,601,015
7.25%, 8/15/24 (a)		6,607	2,060,558
PDC Energy, Inc.
7.75%, 10/15/22		3,669	3,783,656

	Principal Amount (000)		U.S. $ Value
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	4,829	$4,466,825
PHI, Inc.
5.25%, 3/15/19		7,518	6,822,585
Precision Drilling Corp.
6.50%, 12/15/21		1,870	1,771,825
QEP Resources, Inc.
5.25%, 5/01/23		3,628	3,355,900
6.875%, 3/01/21		2,453	2,465,265
Sabine Pass Liquefaction LLC
5.625%, 3/01/25 (a)		2,500	2,462,500
5.75%, 5/15/24		7,426	7,384,229
6.25%, 3/15/22		3,000	3,090,000
Sabine Pass LNG LP
6.50%, 11/01/20		2,949	3,022,725
Sanchez Energy Corp.
6.125%, 1/15/23		2,566	2,078,460
7.75%, 6/15/21 (b)		4,090	3,681,000
SandRidge Energy, Inc.
7.50%, 2/15/23		1,970	600,850
8.125%, 10/15/22		3,164	949,200
Seitel, Inc.
9.50%, 4/15/19		2,574	2,329,470
Seven Generations Energy Ltd.
6.75%, 5/01/23 (a)		2,564	2,506,310
8.25%, 5/15/20 (a)		7,367	7,551,175
SM Energy Co.
5.625%, 6/01/25		3,563	3,367,035
6.50%, 1/01/23		2,737	2,743,842
Southern Star Central Corp.
5.125%, 7/15/22 (a)		6,100	6,191,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23		8,186	8,083,675
6.375%, 8/01/22		2,736	2,838,600
6.875%, 2/01/21		3,250	3,380,000
Tervita Corp.
8.00%, 11/15/18 (a)		6,093	5,361,840
9.75%, 11/01/19 (a)		4,592	2,755,200
10.875%, 2/15/18 (a)		2,648	1,575,560
Transocean, Inc.
3.00%, 10/15/17		3,700	3,470,600
6.80%, 3/15/38		7,616	5,255,040
7.50%, 4/15/31		1,800	1,335,375
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		16,846	11,455,280
Whiting Canadian Holding Co. ULC
8.125%, 12/01/19		2,184	2,252,250
Whiting Petroleum Corp.
5.75%, 3/15/21		7,851	7,654,725
6.25%, 4/01/23		7,070	6,893,250
WPX Energy, Inc.
8.25%, 8/01/23		3,355	3,409,519

			381,106,991

	Principal Amount (000)		U.S. $ Value
Other Industrial - 1.3%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)	U.S.$	2,260	$2,109,113
9.00%, 10/15/18 (a)(b)	EUR	1,810	1,872,697
10.75%, 10/15/19 (a)(b)	U.S.$	11,200	7,751,733
B456 Systems, Inc.
3.75%, 4/15/16 (g)(j)(l)		3,985	169,363
Belden, Inc.
5.25%, 7/15/24 (a)		3,975	3,905,438
Briggs & Stratton Corp.
6.875%, 12/15/20		737	803,330
Galapagos Holding SA
7.00%, 6/15/22 (a)	EUR	3,477	3,589,498
General Cable Corp.
4.50%, 11/15/29 (j)(m)	U.S.$	5,909	4,420,671
5.75%, 10/01/22		9,213	8,452,927
Interline Brands, Inc.
10.00% (10.00% Cash or 10.75% PIK), 11/15/18 (i)		4,597	4,847,537
Laureate Education, Inc.
10.00%, 9/01/19 (a)		14,754	13,887,202
Liberty Tire Recycling LLC
11.00%, 3/31/21 (d)(e)(i)		2,504	2,040,760
Modular Space Corp.
10.25%, 1/31/19 (a)		8,276	6,455,280
NANA Development Corp.
9.50%, 3/15/19 (a)		3,697	3,475,180
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		5,748	5,144,460
13.00% (6.00% Cash and 7.00% PIK), 3/15/18 (i)		5,209	5,626,074
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		11,622	11,854,440

			86,405,703

Services - 0.6%
ADT Corp. (The)
4.125%, 4/15/19		7,422	7,542,607
6.25%, 10/15/21 (b)		4,207	4,459,420
Cerved Group SpA
8.00%, 1/15/21 (a)	EUR	1,081	1,282,184
Geo Debt Finance SCA
7.50%, 8/01/18 (a)(b)		1,635	1,660,966
IHS, Inc.
5.00%, 11/01/22 (a)	U.S.$	3,524	3,528,405
Mobile Mini, Inc.
7.875%, 12/01/20		2,320	2,412,800
Monitronics International, Inc.
9.125%, 4/01/20		2,267	2,198,990
Realogy Group LLC
9.00%, 1/15/20 (a)(b)		3,500	3,762,500

	Principal Amount (000)		U.S. $ Value
Service Corp. International/US
6.75%, 4/01/16 (h)	U.S.$	2,900	$2,987,000
7.50%, 4/01/27		1,575	1,823,063
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		6,037	6,361,791

			38,019,726

Technology - 3.4%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		2,881	3,133,088
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	10,446,075
Aspect Software, Inc.
10.625%, 5/15/17		4,211	3,758,318
Audatex North America, Inc.
6.00%, 6/15/21 (a)		3,018	3,082,133
6.125%, 11/01/23 (a)		13,199	12,902,022
Avaya, Inc.
7.00%, 4/01/19 (a)		5,790	5,587,350
10.50%, 3/01/21 (a)		12,549	10,196,062
Blackboard, Inc.
7.75%, 11/15/19 (a)		3,909	3,674,460
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		19,980	14,885,100
Brightstar Corp.
9.50%, 12/01/16 (a)		6,166	6,273,905
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		4,154	4,125,420
5.50%, 12/01/24		3,786	3,804,930
6.00%, 8/15/22		4,481	4,682,645
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		9,690	10,029,150
CommScope Holding Co., Inc.
6.625% (6.625% Cash or 7.375% PIK), 6/01/20 (a)(i)		3,300	3,432,000
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	1,434,438
CPI International, Inc.
8.75%, 2/15/18		6,323	6,465,267
Dell, Inc.
6.50%, 4/15/38		8,360	7,712,100
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		4,473	4,372,358
First Data Corp.
6.75%, 11/01/20 (a)		1,058	1,118,835
8.25%, 1/15/21 (a)		3,924	4,154,535
11.75%, 8/15/21		7,441	8,445,535
12.625%, 1/15/21		6,761	7,825,857
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		4,637	4,709,453
6.00%, 1/15/22 (a)		3,529	3,687,805
Goodman Networks, Inc.
12.125%, 7/01/18		8,670	6,567,525

	Principal Amount (000)		U.S. $ Value
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(i)	U.S.$	5,493	$5,396,873
Infor US, Inc.
6.50%, 5/15/22 (a)		12,441	12,720,922
Iron Mountain, Inc.
5.75%, 8/15/24		3,155	3,178,663
Micron Technology, Inc.
5.25%, 8/01/23 (a)		3,279	3,156,038
5.50%, 2/01/25 (a)		12,971	12,565,656
MSCI, Inc.
5.25%, 11/15/24 (a)		2,872	2,928,578
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		8,374	8,703,987
Open Text Corp.
5.625%, 1/15/23 (a)		4,991	4,978,523
Sabre GLBL, Inc.
5.375%, 4/15/23 (a)		4,041	4,020,795
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		1,550	1,654,625
SunGard Data Systems, Inc.
7.625%, 11/15/20		6,170	6,470,787
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,402,245

			223,684,058

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (a)		6,910	7,324,600
8.75%, 4/01/20 (a)		8,365	9,234,542
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		639	670,707
UAL Pass-Through Trust Series 2007-1A
6.636%, 7/02/22		1,668	1,780,745

			19,010,594

Transportation - Services - 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		3,500	3,333,750
5.50%, 4/01/23		2,587	2,599,935
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	2,070	2,387,046
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	8,022	7,661,010
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	4,232	4,833,706
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	1,903	1,960,090
Hertz Corp. (The)
5.875%, 10/15/20		14,348	14,599,090
7.50%, 10/15/18		1,900	1,957,000

	Principal Amount (000)		U.S. $ Value
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)	U.S.$	15,324	$15,936,960
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		2,250	2,306,250
XPO Logistics, Inc.
6.50%, 6/15/22 (a)		7,000	6,886,250

			64,461,087

			2,958,372,475

Financial Institutions - 7.8%
Banking - 4.4%
ABN AMRO Bank NV
4.31%, 3/10/16 (n)	EUR	5,396	5,972,085
5.00%, 2/17/16 (n)	GBP	1,698	2,661,079
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	505	508,788
8.00%, 11/01/31		6,078	7,568,570
Baggot Securities Ltd.
10.24%, 8/31/15 (a)(n)	EUR	5,912	6,695,756
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	7,966	7,916,611
Series X
6.25%, 9/05/24 (n)		521	521,485
Series Z
6.50%, 10/23/24 (n)		4,009	4,139,293
Bank of Ireland
1.787%, 9/22/15 (h)(l)	CAD	7,925	5,877,776
10.00%, 7/30/16 (a)	EUR	1,419	1,667,506
10.00%, 2/12/20		2,270	3,115,157
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	838	949,035
7.625%, 11/21/22		6,508	7,504,537
7.70%, 4/25/18 (a)(n)		4,629	5,103,310
7.75%, 4/10/23		6,059	6,643,693
Barclays PLC
8.00%, 12/15/20 (n)	EUR	622	745,473
8.25%, 12/15/18 (n)	U.S.$	1,464	1,566,480
BBVA International Preferred SAU
3.798%, 9/22/15 (n)	EUR	3,030	3,277,782
4.952%, 9/20/16 (a)(n)		8,900	9,831,116
BNP Paribas SA
7.195%, 6/25/37 (a)(n)	U.S.$	6,900	8,133,375
Citigroup, Inc.
5.95%, 1/30/23 (n)		14,778	14,648,692
Series M
6.30%, 5/15/24 (n)		7,000	6,860,000
Commerzbank AG
8.125%, 9/19/23 (a)		12,894	15,041,625

	Principal Amount (000)		U.S. $ Value
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	11,735	$14,610,310
Credit Agricole SA
6.625%, 9/23/19 (a)(n)		3,723	3,709,039
7.589%, 1/30/20 (n)	GBP	4,950	8,522,509
7.875%, 1/23/24 (a)(n)	U.S.$	2,098	2,181,920
Credit Suisse Group AG
7.50%, 12/11/23 (a)(n)		19,414	20,675,910
Danske Bank A/S
5.684%, 2/15/17 (n)	GBP	5,500	8,784,906
Deutsche Bank AG
7.50%, 4/30/25 (b)(n)	U.S.$	15,000	15,075,000
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		816	1,024,080
HBOS Capital Funding LP
4.939%, 5/23/16 (n)	EUR	3,901	4,323,787
HT1 Funding GmbH
6.352%, 6/30/17 (n)		2,700	3,007,530
ING Groep NV
6.00%, 4/16/20 (n)	U.S.$	3,967	3,976,918
6.50%, 4/16/25 (n)		7,086	6,961,995
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		10,206	10,057,686
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(n)		3,820	4,373,200
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)		3,709	4,144,808
6.657%, 5/21/37 (a)(n)		1,801	2,026,125
7.50%, 6/27/24 (n)		11,389	11,873,032
Novo Banco SA
2.625%, 5/08/17 (a)	EUR	1,900	2,065,781
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	U.S.$	896	989,919
Skandinaviska Enskilda Banken AB
5.75%, 5/13/20 (a)(n)		13,500	13,584,375
SNS Bank NV
11.25%, 12/31/49 (e)(g)(l)	EUR	1,001	0
Societe Generale SA
6.999%, 12/19/17 (n)		2,650	3,214,524
7.875%, 12/18/23 (a)(n)	U.S.$	6,357	6,452,355
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,870	1,969,606
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,443,326
Zions Bancorporation
5.65%, 11/15/23	U.S.$	2,289	2,364,823
5.80%, 6/15/23 (n)		2,500	2,378,125

			286,740,813

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.2%
E*TRADE Financial Corp.
4.625%, 9/15/23	U.S.$	10,300	$10,248,500
5.375%, 11/15/22		4,281	4,462,942
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (g)		1,800	193,500
6.875% 5/02/18 (g)		1,600	180,000

			15,084,942

Finance - 1.3%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00 PIK), 4/01/19 (a)(i)		8,445	2,111,241
CIT Group, Inc.
5.25%, 3/15/18		3,667	3,804,512
Creditcorp
12.00%, 7/15/18 (a)		6,205	5,119,125
Enova International, Inc.
9.75%, 6/01/21		12,138	11,288,340
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,470,000
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,461,000
8.25%, 12/15/20		10,200	12,214,500
8.75%, 3/15/17		2,375	2,590,223
8.875%, 9/01/17		2,210	2,461,388
Molycorp, Inc.
3.25%, 6/15/16 (c)(j)		2,229	22,290
Navient Corp.
4.875%, 6/17/19		5,837	5,574,335
5.50%, 1/15/19-1/25/23		2,213	2,140,965
5.625%, 8/01/33		2,080	1,487,200
5.875%, 10/25/24		4,505	3,919,350
6.125%, 3/25/24		1,255	1,116,950
7.25%, 1/25/22		1,638	1,617,525
8.00%, 3/25/20		3,466	3,604,640
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		3,183	3,262,575
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		3,759	3,918,757
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		18,725	14,886,375

			85,071,291

Insurance - 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		9,491	10,096,526
American Equity Investment Life Holding Co.
6.625%, 7/15/21		3,087	3,241,350
CNO Financial Group, Inc.
5.25%, 5/30/25		4,271	4,463,195

	Principal Amount (000)		U.S. $ Value
Genworth Holdings, Inc.
6.15%, 11/15/66	U.S.$	2,535	$1,508,325
7.625%, 9/24/21		4,725	5,073,469
HUB International Ltd.
7.875%, 10/01/21 (a)		5,630	5,749,638
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		14,759	17,489,415
USI, Inc./NY
7.75%, 1/15/21 (a)		13,834	13,955,047

			61,576,965

Other Finance - 0.6%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		4,467	2,144,160
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		16,179	10,759,035
FTI Consulting, Inc.
6.00%, 11/15/22		3,000	3,165,000
6.75%, 10/01/20		3,150	3,272,063
iPayment, Inc.
9.50%, 12/15/19 (a)		2,809	2,770,736
Series AI
9.50%, 12/15/19		7,558	7,454,443
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		6,062	5,486,110
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		7,281	6,516,495

			41,568,042

REITS - 0.4%
Communications Sales & Leasing, Inc.
6.00%, 4/15/23 (a)		7,539	7,199,745
8.25%, 10/15/23 (a)		13,025	12,455,156
FelCor Lodging LP
5.625%, 3/01/23		7,213	7,401,981

			27,056,882

			517,098,935

Utility - 2.0%
Electric - 2.0%
AES Corp./VA
4.875%, 5/15/23		1,500	1,425,930
5.50%, 3/15/24		3,250	3,168,750
7.375%, 7/01/21		6,060	6,650,850
Calpine Corp.
5.75%, 1/15/25		14,043	13,691,925
5.875%, 1/15/24 (a)		3,988	4,169,454
7.875%, 1/15/23 (a)		2,422	2,599,109
DPL, Inc.
6.75%, 10/01/19		2,450	2,627,625
7.25%, 10/15/21		4,251	4,532,629
Dynegy, Inc.
7.375%, 11/01/22 (a)		7,755	8,022,547
7.625%, 11/01/24 (a)		10,950	11,305,875

	Principal Amount (000)		U.S. $ Value
FirstEnergy Corp.
Series C
7.375%, 11/15/31	U.S.$	4,551	$5,582,994
GenOn Energy, Inc.
7.875%, 6/15/17		825	831,188
9.50%, 10/15/18		15,239	15,315,195
NRG Energy, Inc.
6.25%, 7/15/22		1,631	1,635,077
6.625%, 3/15/23		10,296	10,450,440
Series WI
6.25%, 5/01/24		14,161	13,913,182
NRG Yield Operating LLC
5.375%, 8/15/24		4,311	4,311,000
Talen Energy Supply LLC
4.60%, 12/15/21		12,404	11,104,681
Texas Competitive/TCEH
11.50%, 10/01/20 (k)		2,679	1,419,870
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	7,830	8,666,372

			131,424,693

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)	U.S.$	2,349	2,325,510

Total Corporates - Non-Investment Grade (cost $3,780,853,035)			3,609,221,613

GOVERNMENTS - TREASURIES - 15.0%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	36,400	26,671,263
Series F
10.00%, 1/01/17-1/01/25		289,255	76,848,703
Series NTNB
6.00%, 5/15/45		8,100	5,937,650

			109,457,616

Colombia - 0.1%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	4,611,403
12.00%, 10/22/15		1,700,000	598,583
Colombian TES
Series B
10.00%, 7/24/24		7,000,000	2,883,084

			8,093,070

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	63,808,000	4,879,643

	Principal Amount (000)		U.S. $ Value
Philippines - 0.1%
Philippine Government International Bond
6.25%, 1/14/36 (l)	PHP	280,000	$6,991,582

South Africa - 0.2%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,343,708
Series R207
7.25%, 1/15/20		120,490	9,326,599
Series R208
6.75%, 3/31/21		21,565	1,615,127

			12,285,434

United States - 12.8%
U.S. Treasury Bonds
6.125%, 11/15/27 (b)(o)	U.S.$	78,500	110,568,506
U.S. Treasury Notes
1.25%, 1/31/20 (b)		707,000	700,593,166
1.625%, 8/31/19		7,012	7,090,885
2.125%, 8/31/20 (b)(o)(p)		11,300	11,588,681
2.50%, 8/15/23 (b)(o)		16,550	17,073,659

			846,914,897

Total Governments - Treasuries (cost $1,031,120,400)			988,622,242

CORPORATES - INVESTMENT GRADE - 7.7%
Financial Institutions - 3.9%
Banking - 1.4%
American Express Co.
6.80%, 9/01/66		4,555	4,685,956
BPCE SA
5.70%, 10/22/23 (a)		241	257,790
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)(n)		5,750	6,052,019
8.40%, 6/29/17 (a)(n)		5,500	5,981,250
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		3,191	3,342,572
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(n)		1,590	2,388,975
HSBC Holdings PLC
6.375%, 3/30/25 (n)		6,779	6,812,895
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		5,980	6,377,377
ING Groep NV
5.775%, 12/08/15 (n)		6,869	6,903,345
JPMorgan Chase & Co.
Series R
6.00%, 8/01/23 (n)		10,893	10,784,070
Series S
6.75%, 2/01/24 (n)		2,209	2,336,018

	Principal Amount (000)		U.S. $ Value
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17 (n)	GBP	1,225	$1,998,151
Nordea Bank AB
6.125%, 9/23/24 (a)(n)	U.S.$	8,440	8,397,800
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	3,693,600
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,419,583
Santander Bank NA
8.75%, 5/30/18		3,800	4,390,079
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)		5,722	6,081,982
6.409%, 1/30/17 (a)(n)		3,500	3,600,625
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (n)		2,482	2,494,410

			92,998,497

Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (n)		6,830	7,915,355
GFI Group, Inc.
8.625%, 7/19/18		2,367	2,674,710

			10,590,065

Finance - 0.5%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		2,367	2,451,215
6.75%, 4/06/21 (a)		3,370	3,834,177
7.125%, 10/15/20 (a)		3,101	3,618,935
GE Capital Trust II
5.50%, 9/15/67 (a)	EUR	4,000	4,659,567
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (n)	U.S.$	4,200	4,856,250
Series B
6.25%, 12/15/22 (n)		4,800	5,211,840
HSBC Finance Capital Trust IX
5.911%, 11/30/35		6,765	6,775,148

			31,407,132

Insurance - 1.6%
AAI Ltd.
6.15%, 9/07/25	AUD	700	512,533
Series 5
6.75%, 10/06/26		500	376,630
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	2,432,820
8.175%, 5/15/58		7,301	9,783,340
Aon Corp.
8.205%, 1/01/27		2,495	3,187,363
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,341,745

	Principal Amount (000)		U.S. $ Value
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	$1,511,414
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		1,856	2,092,640
Lincoln National Corp.
8.75%, 7/01/19		604	740,401
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,206,250
MetLife, Inc.
6.40%, 12/15/36		3,700	4,105,357
10.75%, 8/01/39		3,495	5,532,585
Series C
5.25%, 6/15/20 (n)		8,977	8,954,557
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		3,554	4,115,973
Nationwide Mutual Insurance Co.
2.576%, 12/15/24 (a)(h)		5,000	4,999,590
9.375%, 8/15/39 (a)		4,546	6,943,451
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,571,691
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,501,150
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(n)		6,435	6,602,310
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,785,907
XLIT Ltd.
5.50%, 3/31/45		7,198	6,893,417
Series E
6.50%, 4/15/17 (n)		7,233	6,129,968
ZFS Finance USA Trust II
6.45%, 12/15/65 (a)		1,695	1,733,222
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,010	3,092,775

			105,147,089

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)		4,867	4,964,340

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,714,465
7.75%, 7/15/20		3,036	3,611,325
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	5,127,777

			12,453,567

			257,560,690

Industrial - 3.1%
Basic - 1.2%
Braskem America Finance Co.
7.125%, 7/22/41 (a)		3,672	2,989,008

	Principal Amount (000)		U.S. $ Value
Braskem Finance Ltd.
5.75%, 4/15/21 (a)	U.S.$	200	$182,240
6.45%, 2/03/24		4,416	4,014,144
7.00%, 5/07/20 (a)		208	208,097
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,233,088
7.125%, 5/01/20		1,100	1,305,578
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.125%, 6/15/19		1,298	1,285,020
6.50%, 11/15/20		3,362	3,261,140
6.625%, 5/01/21		649	642,510
6.75%, 2/01/22		1,566	1,546,425
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)		11,823	11,131,354
7.25%, 4/16/44 (a)		249	214,140
Minsur SA
6.25%, 2/07/24 (a)		10,297	10,813,374
Samarco Mineracao SA
4.125%, 11/01/22 (a)		740	676,360
5.75%, 10/24/23 (a)		11,205	10,924,875
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,628,400
Teck Resources Ltd.
5.40%, 2/01/43		1,350	934,466
6.125%, 10/01/35		5,000	3,600,000
6.25%, 7/15/41		1,323	947,599
Vale Overseas Ltd.
6.875%, 11/21/36		8,495	7,923,286
Westvaco Corp.
8.20%, 1/15/30		2,940	3,969,709
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	4,200,350
8.50%, 1/15/25		1,000	1,315,536

			74,946,699

Capital Goods - 0.2%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		6,710	4,512,475
7.125%, 6/26/42 (a)		6,600	4,587,000
8.25%, 4/25/18 (a)	BRL	5,903	1,146,481
Owens Corning
6.50%, 12/01/16 (h)	U.S.$	21	22,256
7.00%, 12/01/36 (h)		4,450	5,187,214

			15,455,426

Communications - Media - 0.4%
CCO Safari II LLC
4.908%, 7/23/25 (a)		6,755	6,769,956
6.484%, 10/23/45 (a)		9,890	10,235,754
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,463,508

	Principal Amount (000)		U.S. $ Value
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(n)	U.S.$	6,975	$7,419,656

			27,888,874

Communications - Telecommunications - 0.1%
Qwest Corp.
6.75%, 12/01/21		1,000	1,088,040
6.875%, 9/15/33 (b)		5,000	4,912,500

			6,000,540

Consumer Cyclical - Other - 0.1%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		3,525	3,754,125
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15		2,035	2,070,041

			5,824,166

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		349	387,766

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)		2,447	2,365,026
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	401,206
Forest Laboratories LLC
5.00%, 12/15/21 (a)		3,997	4,330,841

			7,097,073

Energy - 0.7%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,404,376
Cimarex Energy Co.
5.875%, 5/01/22		1,906	2,020,360
Energy Transfer Partners LP
7.60%, 2/01/24		3,200	3,718,128
Ensco PLC
4.70%, 3/15/21		2,000	1,965,394
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		2,359	2,406,180
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		470	478,441
Kinder Morgan, Inc./DE
7.00%, 6/15/17		275	297,390
Series G
7.80%, 8/01/31		2,662	3,008,600
Noble Energy, Inc.
5.875%, 6/01/22-6/01/24		14,791	16,025,667
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	519,830
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		4,999	4,734,753

	Principal Amount (000)		U.S. $ Value
5.00%, 10/01/22	U.S.$	2,854	$2,858,658
5.50%, 4/15/23		5,015	5,027,538
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,321,875

			47,787,190

Other Industrial - 0.2%
Fresnillo PLC
5.50%, 11/13/23 (a)		10,414	11,054,461

Technology - 0.1%
Seagate HDD Cayman
4.75%, 6/01/23		5,000	5,061,250

Transportation - Airlines - 0.0%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19		1,083	1,171,379
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		891	1,022,127

			2,193,506

			203,696,951

Utility - 0.7%
Electric - 0.5%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)(b)		14,103	13,961,970
EDP Finance BV
4.90%, 10/01/19 (a)		416	437,615
6.00%, 2/02/18 (a)		10,232	10,982,579
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		5,125	4,486,937
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)		3,300	3,642,375

			33,511,476

Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		7,654	8,193,630
SourceGas LLC
5.90%, 4/01/17 (a)		3,000	3,171,195

			11,364,825

			44,876,301

Total Corporates - Investment Grade (cost $483,806,317)			506,133,942

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
Non-Agency Fixed Rate - 2.9%
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.067%, 4/26/37 (a)	U.S.$	3,129	$2,576,983
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.779%, 5/25/47		1,987	1,746,908
Series 2007-4, Class 22A1
4.816%, 6/25/47		7,021	6,265,819
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		4,623	3,890,441
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,002	754,870
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		10,259	9,500,185
Series 2006-AR3, Class 1A2A
5.256%, 6/25/36		4,261	4,061,064
Series 2007-AR4, Class 1A1A
5.39%, 3/25/37		1,753	1,667,589
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)		2,781	2,416,565
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		2,294	2,007,272
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		6,479	6,451,784
Series 2005-46CB, Class A2
5.50%, 10/25/35		339	326,115
Series 2005-46CB, Class A20
5.50%, 10/25/35		265	255,229
Series 2005-46CB, Class A3
5.50%, 10/25/35		828	796,772
Series 2005-46CB, Class A4
5.25%, 10/25/35		364	346,374
Series 2005-46CB, Class A7
5.50%, 10/25/35		642	617,780
Series 2005-J14, Class A8
5.50%, 12/25/35		5,221	4,783,286
Series 2006-19CB, Class A15
6.00%, 8/25/36		817	745,973
Series 2006-19CB, Class A24
6.00%, 8/25/36		525	485,691
Series 2006-24CB, Class A15
5.75%, 6/25/36		5,558	4,986,762
Series 2006-24CB, Class A16
5.75%, 6/25/36		1,063	953,435
Series 2006-26CB, Class A6
6.25%, 9/25/36		458	393,032
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,729	1,485,230
Series 2006-2CB, Class A11
6.00%, 3/25/36		2,137	1,880,616
Series 2006-41CB, Class 2A13

	Principal Amount (000)		U.S. $ Value
5.75%, 1/25/37	U.S.$	4,766	$4,293,117
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,916	1,733,043
Series 2006-HY12, Class A5
3.581%, 8/25/36		10,616	10,167,857
Series 2006-J1, Class 1A10
5.50%, 2/25/36		2,818	2,534,534
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,720	1,547,903
Series 2007-13, Class A2
6.00%, 6/25/47		6,772	5,721,018
Series 2007-15CB, Class A19
5.75%, 7/25/37		1,079	990,733
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		1,335	1,290,439
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36		5,221	4,930,207
Series 2007-4, Class 1A39
6.00%, 5/25/37		3,507	3,201,258
Series 2007-HY4, Class 1A1
2.545%, 9/25/47		2,091	1,864,198
Series 2007-HYB2, Class 3A1
2.592%, 2/25/47		2,302	2,027,181
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		667	500,440
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)		256	241,462
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		3,558	3,488,425
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		3,970	3,464,160
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.265%, 5/25/35		1,525	1,471,199
Series 2005-AA7, Class 2A1
2.248%, 9/25/35		1,105	993,804
Series 2006-AA3, Class A1
2.33%, 6/25/36		1,727	1,406,611
Series 2006-AA5, Class A1
2.239%, 9/25/36		4,837	3,810,656
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		2,767	2,263,751
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,382	1,957,974
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.109%, 9/25/35		4,361	3,674,593
Series 2006-AR37, Class 2A1
4.427%, 2/25/37		1,728	1,393,980
Series 2007-AR1, Class 2A1
2.673%, 4/25/37		4,933	3,999,652
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		2,520	2,306,254

	Principal Amount (000)		U.S. $ Value
Series 2006-2, Class 6A
6.50%, 2/25/36	U.S.$	2,565	$2,173,858
Series 2007-12, Class 3A22
6.00%, 8/25/37		674	614,067
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.516%, 10/25/36		9,222	5,964,720
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (a)		7,050	6,104,253
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.538%, 9/25/35		4,939	4,200,904
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		3,663	3,354,548
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,223	1,013,284
Series 2007-A1, Class A8
6.00%, 3/25/37		1,509	1,091,380
Series 2007-A5, Class 2A3
6.00%, 5/25/37		577	502,740
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.021%, 9/25/35		2,916	2,716,111
Series 2006-9, Class 4A1
5.318%, 10/25/36		2,138	1,867,774
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.624%, 9/25/36		2,676	1,532,256
Series 2006-7, Class A4
4.624%, 9/25/36		2,566	1,468,901
Series 2006-9, Class A4
5.079%, 10/25/36		2,628	1,487,426
Series 2006-9, Class A6
5.079%, 10/25/36		2,710	1,533,278
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.415%, 3/25/37		4,848	4,563,471
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 2A1
6.00%, 7/25/37		3,973	3,835,270
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		2,393	2,166,581
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37		2,591	2,586,485
Series 2007-AR7, Class A1
2.58%, 12/28/37		10,164	9,379,882
Series 2007-AR8, Class A1
2.622%, 11/25/37		4,067	3,564,349

			192,391,762

	Principal Amount (000)		U.S. $ Value
GSE Risk Share Floating Rate - 2.7%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
4.489%, 7/25/25 (a)(h)	U.S.$	6,730	$6,730,000
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.341%, 7/25/23 (h)		8,995	10,611,715
Series 2013-DN2, Class M2
4.441%, 11/25/23 (h)		7,100	7,161,230
Series 2014-DN1, Class M3
4.691%, 2/25/24 (h)		13,021	13,245,838
Series 2014-DN2, Class M3
3.791%, 4/25/24 (h)		5,376	5,117,019
Series 2014-DN3, Class M3
4.191%, 8/25/24 (h)		10,000	9,756,374
Series 2014-DN4, Class M3
4.741%, 10/25/24 (h)		1,900	1,936,609
Series 2014-HQ2, Class M3
3.941%, 9/25/24 (h)		3,045	2,921,228
Series 2014-HQ3, Class M3
4.941%, 10/25/24 (h)		8,520	8,661,270
Series 2015-DN1, Class M3
4.341%, 1/25/25 (h)		4,007	4,026,925
Series 2015-DNA1, Class M3
3.491%, 10/25/27 (h)		1,760	1,697,162
Series 2015-DNA2, Class B
7.741%, 12/25/27 (h)		4,080	4,145,429
Series 2015-HQ1, Class M3
3.991%, 3/25/25 (h)		3,380	3,308,949
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.441%, 10/25/23 (h)		7,285	7,830,719
Series 2014-C01, Class M2
4.591%, 1/25/24 (h)		9,535	9,667,661
Series 2014-C02, Class 1M2
2.791%, 5/25/24 (h)		3,410	3,015,523
Series 2014-C03, Class 1M2
3.191%, 7/25/24 (h)		11,973	10,923,712
Series 2014-C04, Class 1M2
5.091%, 11/25/24 (h)		23,605	23,976,104
Series 2014-C04, Class 2M2
5.191%, 11/25/24 (h)		3,828	3,916,132
Series 2015-C01, Class 1M2
4.491%, 2/25/25 (h)		16,455	16,182,663
Series 2015-C02, Class 2M2
4.191%, 5/25/25 (h)		11,820	11,457,894
Series 2015-C03, Class 1M2
5.188%, 7/25/25 (h)		2,900	2,923,387
Series 2015-C03, Class 2M2
5.188%, 7/25/25 (h)		10,065	10,202,935

			179,416,478

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 1.6%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.371%, 4/25/47 (a)(h)	U.S.$	10,306	$7,637,781
Countrywide Alternative Loan Trust
Series 2005-82, Class A1
0.461%, 2/25/36 (h)		919	754,568
Series 2007-7T2, Class A3
0.791%, 4/25/37 (h)		4,109	2,161,239
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
0.791%, 8/25/37 (h)		1,247	960,483
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.331%, 7/25/47 (h)		8,460	6,836,955
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.441%, 4/25/37 (h)		2,557	1,385,683
Series 2007-FA2, Class 1A5
0.491%, 4/25/37 (h)		2,895	1,579,974
HarborView Mortgage Loan Trust
Series 2006-10, Class 2A1A
0.368%, 11/19/36 (h)		5,277	4,338,479
Series 2007-4, Class 2A1
0.408%, 7/19/47 (h)		15,742	13,397,361
Series 2007-7, Class 2A1A
1.191%, 10/25/37 (h)		2,590	2,277,877
Impac Secured Assets Trust
Series 2007-1, Class A2
0.351%, 3/25/37 (h)		2,674	2,122,713
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.441%, 2/25/37 (h)		3,369	725,207
Series 2007-1, Class 3A2
7.06%, 2/25/37 (h)(q)		3,369	1,075,801
Lehman XS Trust
Series 2007-15N, Class 4A1
1.091%, 8/25/47 (h)		1,052	721,186
Series 2007-16N, Class 2A2
1.041%, 9/25/47 (h)		1,386	1,134,392
Series 2007-4N, Class 3A2A
0.92%, 3/25/47 (h)		5,027	4,236,591
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.341%, 8/25/36 (h)		11,644	6,134,168

	Principal Amount (000)		U.S. $ Value
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.381%, 9/25/46 (h)	U.S.$	2,162	$1,842,218
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.351%, 2/25/37 (h)		1,515	1,280,217
Series 2007-2, Class 1A3
0.521%, 5/25/37 (h)		1,739	1,459,469
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.371%, 5/25/36 (h)		6,245	5,082,930
Series 2006-QO2, Class A1
0.411%, 2/25/46 (h)		2,059	946,155
Series 2007-QH6, Class A1
0.381%, 7/25/37 (h)		1,227	1,027,896
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.67%, 8/25/47 (h)		3,356	2,797,230
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.14%, 5/25/46 (h)		1,825	1,365,138
Series 2007-OA4, Class A1A
0.93%, 4/25/47 (h)		14,458	10,588,473
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.17%, 2/25/46 (h)		1,405	1,288,423
Series 2006-AR5, Class A1A
1.16%, 6/25/46 (h)		1,703	1,478,814
Series 2007-OA1, Class A1A
0.87%, 2/25/47 (h)		12,542	10,034,850
Series 2007-OA3, Class 2A1A
0.93%, 4/25/47 (h)		1,762	1,577,679
Series 2007-OA5, Class 1A
0.92%, 6/25/47 (h)		11,206	9,494,972

			107,744,922

Total Collateralized Mortgage Obligations (cost $470,916,989)			479,553,162

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Non-Agency Fixed Rate CMBS - 3.3%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.575%, 6/10/49		14,989	15,562,180
Series 2007-5, Class AM
5.772%, 2/10/51		6,877	7,206,527
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.593%, 6/24/50 (d)(e)		3,500	3,704,050
Bear Stearns Commercial Mortgage Securities Trust

	Principal Amount (000)		U.S. $ Value
Series 2006-PW13, Class AJ
5.611%, 9/11/41	U.S.$	2,409	$2,440,779
Series 2007-T26, Class AJ
5.566%, 1/12/45		1,550	1,552,728
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.875%, 4/10/46 (q)		11,788	922,640
Series 2015-GC31, Class D
4.20%, 6/10/48		1,416	1,184,024
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.155%, 10/15/45 (q)		60,275	6,105,062
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,469	3,611,876
Series 2012-CR1, Class XA
2.102%, 5/15/45 (q)		25,156	2,383,266
Series 2012-CR5, Class XA
1.877%, 12/10/45 (q)		12,594	1,077,640
Series 2012-LC4, Class XA
2.403%, 12/10/44 (a)(q)		35,879	3,763,047
Series 2013-LC6, Class XA
1.755%, 1/10/46 (q)		65,277	5,046,842
Series 2014-CR15, Class XA
1.335%, 2/10/47 (q)		13,111	837,542
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)		8,500	8,088,753
Series 2014-LC17, Class D
3.687%, 10/10/47 (a)		7,603	6,451,333
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)		3,542	2,857,244
Series 2015-DC1, Class D
4.354%, 2/10/48 (a)		4,500	4,001,279
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.467%, 9/15/39		4,313	4,435,632
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class J
5.226%, 12/15/36 (a)		2,762	2,854,108
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.458%, 7/10/44 (a)		2,500	2,673,058
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.343%, 11/10/45 (q)		9,075	978,965
Series 2013-GC10, Class XA
1.711%, 2/10/46 (q)		5,194	462,713
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.522%, 4/10/38		11,756	11,893,639
Series 2011-GC5, Class C
5.308%, 8/10/44 (a)		7,937	8,690,835
Series 2012-GCJ7, Class XA

	Principal Amount (000)		U.S. $ Value
2.537%, 5/10/45 (q)	U.S.$	35,586	$3,577,568
Series 2013-GC13, Class D
4.07%, 7/10/46 (a)		1,500	1,388,171
Series 2014-GC18, Class D
4.948%, 1/10/47 (a)		4,503	4,290,285
Series 2014-GC20, Class D
4.867%, 4/10/47 (a)		995	931,805
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.695%, 2/12/49		10,321	10,911,526
Series 2012-CBX, Class D
5.239%, 6/15/45 (a)		5,000	5,255,363
Series 2012-CBX, Class E
5.239%, 6/15/45 (a)		6,521	6,704,958
Series 2014-C23, Class D
3.96%, 9/15/47 (a)		4,859	4,252,662
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,977	1,991,735
Series 2007-C2, Class AM
5.493%, 2/15/40		3,927	4,126,733
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,002	2,001,256
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA
1.82%, 8/15/45 (a)(q)		21,670	1,633,129
Series 2012-C6, Class XA
2.119%, 11/15/45 (a)(q)		49,533	4,196,245
Series 2014-C19, Class D
3.25%, 12/15/47 (a)		8,153	6,862,397
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class AJA
6.115%, 12/12/49		2,274	2,198,883
Series 2015-MS1, Class D
4.163%, 5/15/48 (a)		2,790	2,415,635
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.831%, 12/10/45 (a)(q)		3,862	364,659
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.374%, 12/15/44		3,000	3,010,518
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.388%, 11/15/43 (a)(q)		9,124	503,826
Series 2014-LC18, Class D
3.957%, 12/15/47 (a)		5,000	4,265,345
Series 2015-LC20, Class D
4.366%, 4/15/50 (a)		2,643	2,320,155
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.266%, 6/15/44 (a)(r)		2,576	2,771,317

	Principal Amount (000)		U.S. $ Value
Series 2012-C6, Class D
5.561%, 4/15/45 (a)	U.S.$	1,300	$1,370,722
Series 2012-C7, Class XA
1.534%, 6/15/45 (a)(q)		7,839	616,493
Series 2012-C8, Class E
4.875%, 8/15/45 (a)		3,400	3,463,328
Series 2014-C20, Class D
3.986%, 5/15/47 (a)		10,906	9,562,001
Series 2014-C21, Class D
3.497%, 8/15/47 (a)		10,000	8,449,810
Series 2014-C23, Class D
3.992%, 10/15/57 (a)		13,722	12,156,007

Total Commercial Mortgage-Backed Securities (cost $210,538,791)			220,378,294

EMERGING MARKETS - CORPORATE BONDS - 3.1%
Industrial - 2.6%
Basic - 0.5%
AngloGold Ashanti Holdings PLC
8.50%, 7/30/20		3,747	3,832,611
Elementia SAB de CV
5.50%, 1/15/25 (a)		2,208	2,230,080
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		9,969	8,598,262
Sappi Papier Holding GmbH
6.625%, 4/15/21 (a)		3,030	3,143,625
7.75%, 7/15/17 (a)		6,184	6,647,800
Tupy Overseas SA
6.625%, 7/17/24 (a)		2,638	2,532,480
Vedanta Resources PLC
6.00%, 1/31/19 (a)		1,566	1,456,380
6.00%, 1/31/19 (a)(b)		825	767,250
8.25%, 6/07/21 (a)(b)		3,455	3,256,338
9.50%, 7/18/18 (a)		1,943	2,020,720

			34,485,546

Capital Goods - 0.5%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		10,290	11,267,550
Cemex Finance LLC
9.375%, 10/12/22 (a)		4,406	4,929,213
Cemex SAB de CV
5.70%, 1/11/25 (a)		7,161	6,960,492
Ferreycorp SAA
4.875%, 4/26/20 (a)(b)		4,418	4,397,549
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	888,100
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		696	723,840

	Principal Amount (000)		U.S. $ Value
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)	U.S.$	6,414	$6,862,980

			36,029,724

Communications - Media - 0.1%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		6,983	7,553,679

Communications - Telecommunications - 0.3%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		6,131	6,500,699
Digicel Group Ltd.
8.25%, 9/30/20 (a)		9,000	8,910,000
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,534,375
6.75%, 3/01/23 (a)		3,270	3,137,565

			22,082,639

Consumer Cyclical - Other - 0.1%
Theta Capital Pte Ltd.
7.00%, 5/16/19-4/11/22 (a)		3,529	3,569,790

Consumer Cyclical - Retailers - 0.3%
Edcon Ltd.
9.50%, 3/01/18 (a)(b)	EUR	2,675	2,280,570
9.50%, 3/01/18 (a)	U.S.$	2,820	2,192,550
9.50%, 3/01/18 (a)	EUR	2,575	2,198,298
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	12,250	12,825,750

			19,497,168

Consumer Non-Cyclical - 0.5%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	13,070	3,282,168
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	11,548	11,432,520
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		3,859	3,921,709
Minerva Luxembourg SA
7.75%, 1/31/23 (a)		10,488	10,537,293
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(i)		6,355	2,135,280
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		1,670	810,117
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(d)		13,674	138,791
10.875%, 1/13/20 (c)(d)		2,500	425,000
11.75%, 2/09/22 (c)(d)		13,613	137,491

			32,820,369

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	U.S.$	5,082	$5,259,870
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		12,957	13,329,514

			18,589,384

			174,628,299

Financial Institutions - 0.3%
Banking - 0.2%
Turkiye Vakiflar Bankasi T.A.O.
6.00%, 11/01/22 (a)(b)		12,500	12,162,500

Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		7,640	5,921,000

			18,083,500

Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		3,050	2,905,125
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)		6,556	6,851,020

			9,756,145

Total Emerging Markets - Corporate Bonds (cost $231,963,757)			202,467,944

BANK LOANS - 2.7%
Industrial - 2.4%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75%, 6/30/19 (h)(s)		13,937	11,393,387
Magnetation LLC
12.00%, 11/11/15 (e)(i)(l)		17,473	16,852,520

			28,245,907

Capital Goods - 0.2%
Berry Plastics Corporation
3.75%, 1/06/21 (h)		5,056	5,052,192
Serta Simmons Holdings LLC
4.25%, 10/01/19 (h)		5,092	5,101,945

			10,154,137

Communications - Media - 0.1%
Advantage Sales & Marketing, Inc.
7.50%, 7/25/22 (h)		5,978	5,920,989
TWCC Holding Corp.
7.00%, 6/26/20 (h)		3,525	3,282,656

			9,203,645

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.2%
Affinia Group Inc.
4.75%, 4/27/20 (h)	U.S.$	7,041	$7,040,585
Navistar, Inc.
6.75%, 8/17/17 (h)		3,605	3,594,473

			10,635,058

Consumer Cyclical - Entertainment - 0.2%
Kasima LLC (Digital Cinema Implementation Partners LLC)
3.25%, 5/17/21 (h)		2,923	2,914,260
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (h)		1,372	1,376,862
Station Casinos LLC
4.25%, 3/02/20 (h)		6,816	6,826,620

			11,117,742

Consumer Cyclical - Other - 0.3%
CityCenter Holdings, LLC
4.25%, 10/16/20 (h)		9,547	9,567,138
ClubCorp Club Operations, Inc.
4.25%, 7/24/20 (h)		2,348	2,355,705
La Quinta Intermediate Holdings L.L.C.
4.00%, 4/14/21 (h)		2,844	2,847,530
New HB Acquisition, LLC
6.75%, 4/09/20 (h)		7,425	7,527,094

			22,297,467

Consumer Cyclical - Retailers - 0.3%
Burlington Coat Factory Warehouse Corporation
4.25%, 8/13/21 (h)		579	580,586
Dollar Tree, Inc.
3.50%, 7/06/22 (h)		210	209,930
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (h)		2,251	2,265,059
J. Crew Group, Inc.
3/05/21 (s)		3,896	3,219,021
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (h)		6,762	6,753,547
Men’s Wearhouse, Inc., The
5.00%, 6/18/21		2,755	2,769,018
Michaels Stores, Inc.
4.00%, 1/28/20 (h)		3,104	3,113,985
Rite Aid Corporation
5.75%, 8/21/20 (h)		3,000	3,026,250

			21,937,396

Consumer Non-Cyclical - 0.2%
Acadia Healthcare Company, Inc.
4.25%, 2/11/22 (h)		522	527,165

	Principal Amount (000)		U.S. $ Value
Grifols Worldwide Operations Limited
3.19%, 2/27/21 (h)	U.S.$	3,209	$3,217,078
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75%, 6/30/21 (h)		3,990	3,959,182
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.)
4.00%, 9/30/19 (h)		1,848	1,846,514
Pharmedium Healthcare Corporation
7.75%, 1/28/22 (h)		6,656	6,663,933

			16,213,872

Energy - 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (h)		5,191	3,873,746

Other Industrial - 0.2%
Education Management II LLC
5.50%, 7/02/20 (h)		713	467,647
8.50%, 7/02/20 (h)		1,228	685,067
Gardner Denver, Inc.
4.25%, 7/30/20 (h)		5,453	5,255,208
Laureate Education, Inc.
5.00%, 6/15/18 (h)		2,694	2,507,300
Unifrax Holding Co.
4.50%, 11/28/18 (h)	EUR	2,737	3,012,469

			11,927,691

Technology - 0.2%
Avaya Inc.
4.69%, 10/26/17 (h)	U.S.$	2,061	2,037,735
6.50%, 3/31/18 (h)		371	367,205
BMC Software Finance Inc.
5.00%, 9/10/20 (h)		3,958	3,610,011
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (h)		4,482	4,285,544

			10,300,495

			155,907,156

Financial Institutions - 0.2%
Insurance - 0.1%
Hub International Limited
4.00%, 10/02/20 (h)		4,422	4,397,832

Other Finance - 0.1%
Travelport Finance (Luxembourg) S.A.r.l.
5.75%, 9/02/21 (h)		10,129	10,151,275

			14,549,107

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 6/19/16 (h)	U.S.$	9,316	$9,358,817

Total Bank Loans (cost $184,058,671)			179,815,080

EMERGING MARKETS - SOVEREIGNS - 2.4%
Argentina - 0.0%
Argentina Boden Bonds
7.00%, 10/03/15		2,234	2,219,262

Dominican Republic - 0.3%
Dominican Republic International Bond
7.45%, 4/30/44 (a)		5,621	6,014,470
8.625%, 4/20/27 (a)		12,778	15,333,600

			21,348,070

El Salvador - 0.2%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		1,495	1,616,469
7.625%, 9/21/34 (a)		872	880,720
7.65%, 6/15/35 (a)		11,545	11,530,568
7.75%, 1/24/23 (a)		700	750,750

			14,778,507

Gabon - 0.1%
Gabonese Republic
6.375%, 12/12/24 (a)		3,785	3,548,850

Ghana - 0.2%
Republic of Ghana
7.875%, 8/07/23 (a)		7,168	6,701,943
8.125%, 1/18/26 (a)		1,383	1,281,695
8.50%, 10/04/17 (a)		2,928	3,015,840

			10,999,478

Ivory Coast - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		37,847	34,739,307
6.375%, 3/03/28 (a)		9,923	9,523,599

			44,262,906

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		2,302	2,566,730
7.875%, 7/28/45		7,519	7,462,608

			10,029,338

	Principal Amount (000)		U.S. $ Value
Kenya - 0.0%
Kenya Government International Bond
5.875%, 6/24/19 (a)	U.S.$	3,124	$3,143,681

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (a)		3,813	3,851,664
Series E
6.10%, 10/04/22 (a)		2,900	2,947,125

			6,798,789

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		7,468	7,763,546

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (a)		613	622,650

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	3,930,188
6.125%, 6/03/25 (a)		2,800	2,751,000

			6,681,188

Venezuela - 0.3%
Venezuela Government International Bond
7.65%, 4/21/25		6,636	2,339,190
9.00%, 5/07/23 (a)		4,555	1,662,611
9.25%, 9/15/27		35,750	14,925,625
9.25%, 5/07/28 (a)		1,500	553,500
11.75%, 10/21/26 (a)		2,372	987,980
11.95%, 8/05/31 (a)		1,704	707,077

			21,175,983

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)		9,236	8,797,290

Total Emerging Markets - Sovereigns (cost $166,436,783)			162,169,538

		Shares
PREFERRED STOCKS - 1.5%
Financial Institutions - 1.4%
Banking - 0.9%
GMAC Capital Trust I
8.125%		310,800	8,152,284
Goldman Sachs Group, Inc. (The)
Series J
5.50%		299,200	7,432,128
Morgan Stanley
6.875%		277,200	7,531,524

Company	Shares	U.S. $ Value
Royal Bank of Scotland Group PLC
Series M
6.40%	560,000	$14,140,000
Santander Finance Preferred SAU
6.80%	67,000	1,739,990
State Street Corp.
Series D
5.90%	82,375	2,139,279
US Bancorp
Series F
6.50%	270,000	7,740,900
Wells Fargo & Co.
5.85%	30,500	785,375
Wells Fargo & Co.
6.625%	297,650	8,274,670
Zions Bancorporation
Series G
6.30%	75,000	1,974,000

		59,910,150

Finance - 0.2%
RBS Capital Funding Trust V
Series E
5.90%	427,925	10,544,072

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%	170,000	5,302,300
XLIT Ltd.
Series D
3.409% (h)	3,750	3,162,891

		8,465,191

REITS - 0.2%
Brandywine Realty Trust
Series E
6.90%	31,700	824,200
Health Care REIT, Inc.
Series J
6.50%	51,650	1,328,438
Hersha Hospitality Trust
Series C
6.875%	91,100	2,345,825
National Retail Properties, Inc.
Series E
5.70%	81,225	2,001,384
Public Storage
Series W
5.20%	86,650	2,081,333
Public Storage
Series X
5.20%	7,000	169,190
Sabra Health Care REIT, Inc.
Series A
7.125%	80,050	2,061,287

Company		Shares	U.S. $ Value
Sovereign Real Estate Investment Trust
12.00% (a)		501	$661,320

			11,472,977

			90,392,390

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)		6,280	7,773,462

Services - 0.0%
Education Management LLC
0.00% (g)(l)		9,507	237,675

			8,011,137

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		60,000	1,673,400

Total Preferred Stocks (cost $88,185,744)			100,076,927

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 0.4%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(n)	U.S.$	10,500	9,000,600
Petrobras Global Finance BV
5.375%, 1/27/21		8,624	8,028,599
4.875%, 3/17/20		7,385	6,861,477
6.85%, 6/05/15		2,958	2,390,597
5.75%, 1/20/20		1,011	974,847

			27,256,120

Colombia - 0.1%
Empresas Publicas de Medellin ESP
7.625% , 7/29/19 (a)		1,277	1,495,622
Ecopetrol SA
5.875% , 5/28/45		6,355	5,524,084

			7,019,706

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00% , 2/01/23 (a)		7,253	7,258,186

Israel - 0.1%
Israel Electric Corp., Ltd.
5.00% , 11/12/24 (a)		5,373	5,557,928

	Principal Amount (000)		U.S. $ Value
Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)	U.S.$	2,708	$2,836,370

Norway - 0.0%
Eksportfinans ASA
2.00%, 9/15/15		356	356,000

Spain - 0.0%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,097,096

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	10,900	17,483,280

Total Governments - Sovereign Agencies (cost $72,027,843)			69,864,686

		Shares
COMMON STOCKS - 1.0%
Education Management Corp. (g)(l)		8,544,418	89,717
Exide Corp. (e)(f)(g)		332,502	1,343,308
iPayment, Inc. (g)		573,243	2,257,429
iPayment, Inc. (g)		2,952	11,625
Keystone Automotive Operations (e)(g)(l)		41,929	0	^
Liberty Tire Recycling LLC (e)(g)(l)		128,591	0	^
Mt. Logan Re Ltd. (Preference Shares) (f)(g)(t)		29,452	30,125,417
Mt. Logan Re Ltd. (Preference Shares) (g)(t)		25,000	25,336,245
Neenah Enterprises, Inc. (e)(g)(l)		49,578	396,624
New Cotai LLC/New Cotai Capital Corp. (e)(g)(l)		13	120,818
Travelport LLC (g)		292,343	3,727,373

Total Common Stocks (cost $63,516,367)			63,408,556

	Principal Amount (000)
WHOLE LOAN TRUSTS – 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (e)(l)	U.S.$	2,018	2,018,085
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (e)(l)		1,186	1,185,720
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (e)(l)		1,164	1,163,812
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (e)(l)		1,376	1,375,537
Deutsche Bank Mexico SA
8.00%, 10/31/34 (e)(l)(r)	MXN	47,665	2,202,428
8.00%, 10/31/34 (e)(l)		101,403	4,685,467

	Principal Amount (000)		U.S. $ Value
Ede Del Este SA (DPP)
12.00%, 3/31/16 (e)(l)	U.S.$	534	$542,241
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (e)(l)		1,124	1,140,539
Finalam, S.A. de C.V.
17.25%, 8/06/19 (e)(l)	MXN	56,488	3,505,865
Flexpath Capital, Inc.
12.00%, 10/01/19 (e)(l)	U.S.$	3,284	3,284,302
Flexpath Wh I LLC
13.00%, 4/01/20 (e)(l)		8,006	7,681,415
Recife Funding
Zero Coupon, 11/05/29 (e)(l)		9,586	9,506,418
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (e)(l)		4,394	4,394,230
Sheridan Auto Loan Holdings I,
10.00%, 3/31/21		1,154	1,154,375
Sheridan Consumer Finance Trust
10.86%, 4/01/20 (e)(h)(l)		13,998	14,024,892

Total Whole Loan Trusts (cost $59,081,494)			57,865,326

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Bahrain - 0.1%
Bahrain Government International Bond
6.00%, 9/19/44 (a)		9,700	8,814,875

Brazil - 0.0%
Brazilian Government International Bond
4.25%, 1/07/25 (b)		744	701,337

Croatia - 0.1%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,852,911

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,208,413

Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (a)		6,000	6,435,000

Turkey - 0.1%
Turkey Government International Bond
5.625%, 3/30/21		6,615	7,090,486
7.375%, 2/05/25		1,649	1,962,310

			9,052,796

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		7,645	9,346,012

Total Governments - Sovereign Bonds (cost $39,671,676)			42,411,344

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	12,175	$9,740,000
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		7,145	5,525,943
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		5,220	4,570,997
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		6,825	5,659,017
State of California
Series 2010
7.60%, 11/01/40		1,200	1,789,932
7.625%, 3/01/40		1,250	1,834,113
7.95%, 3/01/36		2,235	2,704,216
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,520,917
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		3,855	2,880,726
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		4,520	3,113,240

Total Local Governments - Municipal Bonds (cost $42,606,580)			42,339,101

EMERGING MARKETS - TREASURIES - 0.6%
Dominican Republic - 0.5%
Dominican Republic International Bond
10.50%, 1/17/20 (d)	DOP	347,740	7,864,594
12.00%, 1/20/22 (d)		347,740	8,064,174
15.95%, 6/04/21 (d)		52,700	1,472,955
16.00%, 7/10/20 (d)		563,400	15,224,512

			32,626,235

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	68,280,000	5,249,395

Total Emerging Markets - Treasuries (cost $41,390,230)			37,875,630

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Hungary - 0.1%
Magyar Export-Import Bank ZRT
5.50%, 2/12/18 (a)	U.S.$	3,291	3,496,293

Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	6,440,000

		Principal Amount (000)	U.S. $ Value
Pertamina Persero PT
6.00%, 5/03/42 (a)	U.S.$	720	$666,000
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	9,701,840

			16,807,840

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
6.00%, 11/07/44 (a)		1,600	1,289,376

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)		3,760	3,799,856

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 5/16/24-11/15/26 (a)		15,000	4,954,500

Total Quasi-Sovereigns (cost $34,438,031)			30,347,865

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Fixed Rate - 0.2%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,293	966,215
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35		2,108	2,096,830
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	2,073,441
Series 2006-10, Class AF3
5.985%, 6/25/36		1,922	1,070,324
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36		1,757	1,602,207
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		1,784	969,423
Series 2007-8XS, Class A2
6.00%, 4/25/37		5,666	3,502,980

			12,281,420

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (h)		4,773	2,736,138
Series 2006-6, Class AF5
6.241%, 3/25/36 (h)		3,862	2,213,656

	Principal Amount (000)		U.S. $ Value
Lehman XS Trust
Series 2007-6, Class 3A5
5.143%, 5/25/37 (r)	U.S.$	697	$851,922

			5,801,716

Total Asset-Backed Securities (cost $18,132,011)			18,083,136

AGENCIES - 0.1%
Agency Subordinated - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a) (cost $8,619,331)		8,609	8,436,820

INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond
5.00%, 9/14/18 (cost $8,967,751)	UYU	214,919	7,507,142

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund I (e)(g)(l)		55,193	6,024,578
OCL Opportunities Fund II (e)(g)(l)		11,474	1,476,099

Total Investment Companies (cost $8,544,920)			7,500,677

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (a) (cost $4,296,555)	U.S.$	4,226	4,289,390

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
CDX-NAHY Series 24, 5 Year Index RTP, Bank of America, NA (Buy Protection)
Expiration: Aug 2015, Exercise Rate: 1.05% (g)		69,700	181,820
CDX-NAHY Series 24, 5 Year Index RTP, Bank of America, NA (Buy Protection)
Expiration: Aug 2015, Exercise Rate: 1.04% (g)		111,520	160,313

Total Options Purchased - Puts
(premiums paid $759,033)			342,133

Company	Shares		U.S. $Value
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 3/15/17 (d)(e)(g)		1,050	$0
FairPoint Communications, Inc., expiring 1/24/18 (g)(l)		6,740	337
iPayment Holdings, Inc., expiring 12/29/22 (e)(g)(l)		1,515,784	303,157
Talon Equity Co. NV, expiring 11/24/15 (e)(g)(l)		877	0

Total Warrants (cost $6)			303,494

SHORT-TERM INVESTMENTS - 7.4%
Investment Companies – 7.0%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.11% (u)(v) (cost $460,799,009)		460,799,010	460,799,010

	Principal Amount (000)
Governments - Treasuries - 0.0%
Uruguay - 0.0%
Uruguay Treasury Bills Zero Coupon, 8/20/15 (cost $2,821,743)	UYU	75,851	2,653,699

TIME DEPOSITS - 0.4%
ANZ, London
0.087%, 8/03/15	GBP	5,479	8,556,275
1.032%, 8/03/15	AUD	178	130,417
Bank of Montreal, London
0.05%, 8/03/15	CAD	36	27,208
BBH, Grand Cayman
(1.00)%, 8/03/15	CHF	65	67,178
BTMU, Grand Cayman
0.005%, 8/03/15	JPY	10,000	80,688
DNB, Oslo
0.118%, 8/03/15	NOK	1,060	129,804
HSBC Bank PLC, London
4.90%, 8/03/15	ZAR	4,368	345,271
JPM Chase, New York
0.03%, 8/03/15	U.S.$	887	887,012
Nordea Bank Norge, Oslo
(0.227)%, 8/03/15	EUR	1,414	1,553,082
Wells Fargo, Grand Cayman
0.03%, 8/03/15	U.S.$	16,818	16,818,087

Total Time Deposits (cost $28,524,491)			28,595,022

Total Short-Term Investments (cost $492,145,243)			492,047,731

U.S. $Value
Total Investments - 110.9% (cost $7,542,077,558) (w)	$7,331,061,773
Other assets less liabilities - (10.9)%	(722,315,292)

Net Assets - 100.0%	$6,608,746,481

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	151,652,228	USD	133,212	8/07/15	$3,624,461
Barclays Bank PLC	TWD	1,067,760	USD	34,424	8/14/15	724,426
BNP Paribas SA	NZD	49,944	USD	33,418	8/14/15	477,650
BNP Paribas SA	USD	699	EUR	640	9/18/15	4,383
Brown Brothers Harriman & Co.	GBP	1,400	USD	2,184	8/13/15	(1,968)
Brown Brothers Harriman & Co.	USD	2,013	EUR	1,828	9/18/15	(4,180)
Citibank, NA	ZAR	155,593	USD	12,369	8/28/15	122,883
Citibank, NA	USD	133,276	JPY	16,530,810	9/17/15	182,521
Credit Suisse International	TRY	85,173	USD	30,868	8/06/15	150,120
Credit Suisse International	USD	64,884	TRY	172,572	8/06/15	(2,644,270)
Credit Suisse International	USD	65,762	NZD	100,207	8/14/15	330,215
Credit Suisse International	USD	43,018	NZD	64,899	8/14/15	(214,116)
Deutsche Bank AG	USD	64,299	KRW	74,140,838	8/07/15	(945,362)
Deutsche Bank AG	MYR	255,771	USD	67,264	8/21/15	736,343
Goldman Sachs Bank USA	BRL	155,301	USD	46,065	8/04/15	708,187
Goldman Sachs Bank USA	USD	46,116	BRL	155,301	8/04/15	(759,441)
Goldman Sachs Bank USA	TRY	164,740	USD	60,947	8/06/15	1,532,667
Goldman Sachs Bank USA	USD	23,223	NZD	35,308	8/14/15	64,143
Goldman Sachs Bank USA	USD	57,882	IDR	779,381,764	8/21/15	(489,246)
Goldman Sachs Bank USA	CAD	13,707	USD	10,575	8/27/15	96,598
Goldman Sachs Bank USA	BRL	63,958	USD	18,660	9/02/15	188,260
Goldman Sachs Bank USA	NOK	29,274	USD	3,589	9/17/15	9,059
HSBC Bank USA	AUD	274,730	USD	209,959	8/07/15	9,178,679
HSBC Bank USA	NZD	91,346	USD	62,443	8/14/15	2,194,963
JPMorgan Chase Bank	MXN	161,770	USD	10,303	8/20/15	274,931
Morgan Stanley Capital Services LLC	AUD	11,179	USD	8,305	8/07/15	134,464
Morgan Stanley Capital Services LLC	USD	6,928	AUD	8,968	8/07/15	(374,150)
Morgan Stanley Capital Services LLC	GBP	82,476	USD	126,587	8/13/15	(2,203,412)
Morgan Stanley Capital Services LLC	NZD	9,654	USD	6,446	8/14/15	79,112
Morgan Stanley Capital Services LLC	USD	33,784	PEN	107,950	8/14/15	35,245
Royal Bank of Scotland PLC	USD	61,853	TRY	169,266	8/06/15	(806,489)
Royal Bank of Scotland PLC	USD	1,557	GBP	1,012	8/13/15	23,565
Royal Bank of Scotland PLC	COP	24,347,085	USD	9,096	8/14/15	646,972
Royal Bank of Scotland PLC	NZD	49,943	USD	33,039	8/14/15	99,022
Royal Bank of Scotland PLC	PEN	215,136	USD	67,140	8/14/15	(259,559)
Royal Bank of Scotland PLC	USD	33,807	PEN	107,950	8/14/15	11,968
Royal Bank of Scotland PLC	USD	217	TWD	6,731	8/14/15	(4,552)
Royal Bank of Scotland PLC	USD	15,822	INR	1,015,319	9/11/15	(54,060)

Royal Bank of Scotland PLC	EUR	307,867	USD	339,793	9/18/15	$1,471,475

$14,341,507

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY-24 5 Year Index	Bank of America, NA	Sell	1.01%	8/19/15	$69,700	$69,003	$(21,916)
Put - CDX NAHY-24 5 Year Index	Bank of America, NA	Sell	1.01	8/19/15	111,520	110,405	(35,065)

						$179,408	$(56,981)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)%	3.53%		$18,930	$(1,296,322)	$(157,662)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(1.00)	0.70		435,000	(6,533,733)	801,944
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		18,361	(1,257,341)	(110,971)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		19,584	(1,341,136)	(93,451)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	1.79	EUR	27,195	(3,732,380)	(493,928)
iTraxx Europe Crossover Series 23 5 Year Index, 6/20/20*	(5.00)	2.84		14,244	(1,577,076)	(95,678)
iTraxx Europe Crossover Series 23 5 Year Index, 6/20/20*	(5.00)	2.84		9,416	(1,042,527)	(84,818)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.54		$28,272	2,366,601	930,963
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		31,730	2,172,855	164,759
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		13,504	924,734	67,001
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		12,293	841,820	66,735
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,739	45,404
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,365	572,806	21,886
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,738	39,880
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		27,598	1,889,942	67,721
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,738	14,256
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		9,774	669,347	10,253

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.53%		$11,877	$813,346	$(7,994)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,738	(563)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,363	572,671	(24,120)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,738	(1,711)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,739	(43,075)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,363	572,671	(34,181)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		5,855	400,944	(18,428)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,739	(28,682)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,365	572,806	(43,487)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,364	572,738	(14,646)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		5,353	366,571	(15,943)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		8,365	572,806	(19,371)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		27,354	1,873,197	353,185
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		68,385	4,683,060	882,976
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.41		51,660	936,920	377,019
CDX-NAIG Series 21, 5 Year Index, 6/20/20*	5.00	3.53		8,831	604,739	(24,182)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	1.79	EUR	16,374	2,247,222	8,339
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	1.79		10,826	1,485,796	61,485

					$12,942,246	$2,600,915

*	Termination Date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$720,340	2/27/20	1.630%	3 Month LIBOR	$(5,906,092)
Morgan Stanley & Co., LLC/(CME)	56,040	6/18/20	1.84%	3 Month LIBOR	(599,871)

					$(6,505,963)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	1.32%	$17,972	$(1,136,519)	$(852,327)	$(284,192)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	7.22	16,829	512,921	(570,442)	1,083,363
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/17*	(5.00)	0.72	18,869	(1,625,359)	(1,192,461)	(432,898)
Citibank, NA:
Bombardier Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	2.46	9,416	(369,098)	(552,293)	183,195
Bombardier Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	2.46	9,474	(371,371)	(538,177)	166,806
United States Steel Corp., 6.65%, 6/1/37, 3/20/17*	(5.00)	1.63	17,494	(957,011)	(772,520)	(184,491)
Credit Suisse International:
Western Union Co., 3.65% 8/22/18, 9/20/17*	(1.00)	0.36	10,400	(155,977)	(98,821)	(57,156)
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.25	9,445	(120,827)	(19,752)	(101,075)
Deutsche Bank AG:
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	19.21	977	316,235	78,335	237,900
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	0.50	18,722	(1,485,159)	(989,505)	(495,654)
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)	0.80	17,016	(54,427)	221,826	(276,253)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.81	17,596	(1,286,629)	(723,000)	(563,629)
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.48	18,890	(158,395)	(57,825)	(100,570)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)%	14.93%		$17,442	$2,557,925	$(830,128)	$3,388,053
Morgan Stanley Capital Services LLC:
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	19.21		1,099	355,801	88,136	267,665
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	1.86	EUR	6,817	(865,020)	(456,599)	(408,421)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	1.86		6,423	(815,024)	(483,485)	(331,539)
UBS AG:
J.C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	1.70		$3,300	(112,597)	66,855	(179,452)
Sale Contracts
Bank of America, NA:
United States Steel Corp., 6.65%, 6/1/37, 9/20/19*	5.00	5.57		2,700	(39,678)	102,400	(142,078)
Barclays Bank PLC:
AK Steel Corp., 7.625%, 5/15/20, 6/20/17*	5.00	7.35		5,150	(229,671)	(244,550)	14,879
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	3.22		12,238	770,863	471,302	299,561
Cablevision Systems Corp., 7.75%, 4/15/18, 3/20/16*	5.00	0.19		3,000	112,252	79,304	32,948
CCO Holdings, LLC, 7.250%, 10/30/17, 6/20/19*	5.00	2.14		6,192	672,694	541,011	131,683
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	8.65		12,238	(1,227,459)	207,852	(1,435,311)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.92		4,691	424,176	174,985	249,191

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/19*	5.00%	2.22%	$12,770	$1,348,488	$848,045	$500,443
Citibank, N.A.:
Bombardier Inc., 7.45%, 5/1/34, 3/20/19*	5.00	6.31	6,291	(242,352)	474,572	(716,924)
Bombardier Inc., 7.45%, 5/1/34, 3/20/19*	5.00	6.31	6,299	(242,661)	465,354	(708,015)
CMBX.NA.BBB 7, 1/17/47*	3.00	3.30	5,000	(98,105)	(63,421)	(34,684)
CMBX.NA.BBB 7, 1/17/47*	3.00	3.30	25,000	(490,521)	(299,609)	(190,912)
MGM Resorts International, 7.625%, 1/15/17, 3/20/20*	5.00	2.70	3,450	349,463	276,688	72,775
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.92	6,177	558,545	236,971	321,574
United States Steel Corp., 6.650%, 6/1/37, 3/20/19*	5.00	4.78	12,590	93,442	304,874	(211,432)
Credit Suisse International:
CMBX.NA.BBB 7, 1/17/47*	3.00	3.30	5,000	(98,104)	(117,907)	19,803
CMBX.NA.BBB 7, 1/17/47*	3.00	3.30	5,000	(98,104)	(96,843)	(1,261)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.92	2,252	203,633	89,959	113,674
Western Union Co., 3.65%, 8/22/18, 9/20/19*	1.00	0.94	6,950	25,861	(80,119)	105,980
Western Union Co., 3.65%, 8/22/18, 3/2019*	1.00	0.76	6,291	51,994	(157,466)	209,460
Goldman Sachs Bank USA:
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	1.98	5,700	441,194	(414,675)	855,869
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	1.49	12,590	1,590,517	764,762	825,755

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00%	0.66%	EUR	3,870	$371,441	$(294,290)	$665,731
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	1.87		12,590	(410,044)	(1,031,959)	621,915
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	1.99		12,590	1,339,752	226,875	1,112,877
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/19*	1.00	1.38		12,590	(182,112)	(347,617)	165,505
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	22.44		12,590	(4,872,501)	304,873	(5,177,374)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	3.12		3,000	54,244	12,613	41,631
AK Steel Corp., 7.625%, 5/15/20, 3/20/20*	5.00	13.10		3,500	(862,061)	(445,072)	(416,989)
Bombardier, Inc., 7.45%, 5/1/34, 6/20/21*	5.00	7.93		5,000	(612,890)	296,560	(909,450)
United States Steel Corp., 6.65%, 6/1/37, 9/20/19*	5.00	5.57		3,820	(56,140)	179,575	(235,715)

					$(7,124,375)	$(5,217,136)	$(1,907,239)

*	Termination Date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA:
iShares iBoxx $High Yield Corporate Bond ETF	181,857	LIBOR	$42,509	9/28/15	$(71,184)
Morgan Stanley Capital Services LLC:
iShares iBoxx $High Yield Corporate Bond ETF	276,822	LIBOR	65,330	9/21/15	(733,508)
iShares iBoxx $High Yield Corporate Bond ETF	107,253	LIBOR	25,081	9/28/15	(52,705)

					$(857,397)

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2015
Barclays Capital, Inc.†	2,437	USD	(2.50	)%*	—	$2,417,785
Barclays Capital, Inc.†	4,877	USD	(1.75	)%*	—	4,852,099
Barclays Capital, Inc.†	1,115	USD	(1.50	)%*	—	1,108,264
Barclays Capital, Inc.†	1,174	USD	(1.00	)%*	—	1,169,944
Barclays Capital, Inc.†	1,504	USD	(1.00	)%*	—	1,499,560
Barclays Capital, Inc.†	1,920	USD	(1.00	)%*	—	1,918,560
Barclays Capital, Inc.†	1,930	USD	(1.00	)%*	—	1,928,713
Barclays Capital, Inc.†	1,518	USD	(0.75	)%*	—	1,517,282
Barclays Capital, Inc.†	4,090	USD	(0.75	)%*	—	4,083,013
Barclays Capital, Inc.†	509	USD	(0.25	)%*	—	509,163
Barclays Capital, Inc.†	3,916	USD	(0.25	)%*	—	3,914,603
Barclays Capital, Inc.†	6,848	USD	(0.25	)%*	—	6,842,174
Credit Suisse Securities (USA) LLC†	378	GBP	(4.00	)%*	—	585,980
Credit Suisse Securities (USA) LLC†	2,463	GBP	(4.00	)%*	—	3,808,056
Credit Suisse Securities (USA) LLC†	1,548	EUR	(3.75	)%*	—	1,679,017
Credit Suisse Securities (USA) LLC†	674	USD	(2.75	)%*	—	672,811
Credit Suisse Securities (USA) LLC†	2,900	USD	(2.25	)%*	—	2,899,094
Credit Suisse Securities (USA) LLC†	3,665	USD	(2.00	)%*	—	3,659,282
Credit Suisse Securities (USA) LLC†	1,796	EUR	(1.25	)%*	—	1,966,210
Credit Suisse Securities (USA) LLC†	2,530	USD	(1.25	)%*	—	2,527,755
Credit Suisse Securities (USA) LLC†	2,669	USD	(1.00	)%*	—	2,666,223
Credit Suisse Securities (USA) LLC†	1,836	USD	(0.88	)%*	—	1,834,483
Credit Suisse Securities (USA) LLC†	2,028	EUR	(0.88	)%*	—	2,225,952
Credit Suisse Securities (USA) LLC†	2,148	EUR	(0.88	)%*	—	2,357,136
Credit Suisse Securities (USA) LLC†	1,020	USD	(0.50	)%*	—	1,019,447
Credit Suisse Securities (USA) LLC†	1,496	USD	(0.50	)%*	—	1,495,564
Credit Suisse Securities (USA) LLC†	1,660	USD	(0.25	)%*	—	1,659,481
Credit Suisse Securities (USA) LLC†	4,698	USD	(0.25	)%*	—	4,697,148
Credit Suisse Securities (USA) LLC†	3,505	USD	0.00%		—	3,505,215
Deutsche Bank Securities, Inc.†	3,060	USD	(1.25	)%*	—	3,057,237
ING Financial Markets LLC†	807	USD	(2.00	)%*	—	800,582
ING Financial Markets LLC†	3,319	USD	(2.00	)%*	—	3,289,996
ING Financial Markets LLC†	1,329	USD	(1.75	)%*	—	1,328,977
ING Financial Markets LLC†	468	USD	(1.50	)%*	—	467,339
ING Financial Markets LLC†	1,592	USD	(1.00	)%*	—	1,586,660
ING Financial Markets LLC†	2,010	USD	(0.25	)%*	—	2,009,372
JPMorgan Chase Bank, NA	349,563	USD	0.30%		10/07/15	349,638,239
Merrill Lynch, Pierce, Fenner & Smith, Inc.	352,538	USD	0.25%		8/05/15	352,618,290
RBC Capital Markets	978	USD	(2.50	)%*	8/03/15	967,521
RBC Capital Markets†	6,208	USD	(0.25	)%*	—	6,199,704

						$792,983,931

†	The reverse repurchase agreement matures on demand. Interest rate rests daily and the rate shown is the rate in effect on April 30, 2015.
*	Interest payment due from counterparty.
^	Less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $2,643,240,766 or 40.0% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.68% of net assets as of July 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Alion Science and Technology Corp., 3/15/17	6/20/10	$6	$	– 0	–	0.00%
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.597%, 6/24/50	10/06/09	2,716,487		3,704,050		0.06%
Dominican Republic International Bond
10.50% 1/17/20	1/23/15	7,746,608		7,864,594		0.12%
Dominican Republic International Bond
12.00% 1/20/22	1/23/15	7,901,285		8,064,174		0.12%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,900,925		15,224,512		0.23%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,512,852		1,472,955		0.02%
Golden Energy Offshore Services AS
8.90%, 5/28/17	5/14/14	4,904,639		2,055,318		0.03%
Liberty Tire Recycling LLC	9/23/10	3,139,012		2,040,760		0.03%
Magnetation LLC/Mag Finance Corp.	5/15/13	12,955,188		4,030,250		0.06%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550		425,000		0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331		137,491		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897		97,359		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444		41,432		0.00%

(e)	Fair valued by the Adviser.
(f)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Data & Audio Visual Enterprises Wireless, Inc.	4/26/11	$2,629,780		$2,421,149		0.04%
Exide Technologies	6/10/13	19,761,367		17,917,106		0.27%
Exide Technologies	1/13/11	630,678		1,343,308		0.02%
Momentive Performance Materials, Inc.	10/11/12	– 0	–	– 0	–	0.00%
Mt. Logan Re Ltd.	12/30/14	29,452,000		30,125,417		0.46%

(g)	Non-income producing security.
(h)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2015.

(j)	Convertible security.
(k)	Defaulted.
(l)	Illiquid security.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2015.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(q)	IO - Interest Only
(r)	Variable rate coupon, rate shown as of July 31, 2015.
(s)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(t)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(u)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(w)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $190,076,822 and gross unrealized depreciation of investments was $(401,092,607), resulting in net unrealized depreciation of $(211,015,785).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company

LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay

Country Breakdown*

July 31, 2015 (unaudited)

65.7%	United States
3.6%	United Kingdom
3.3%	Brazil
1.8%	Canada
1.4%	France
1.3%	Netherlands
1.2%	Luxembourg
1.1%	Germany
1.0%	Ireland
1.0%	Mexico
0.9%	Dominican Republic
0.8%	Italy
0.7%	Bermuda
9.5%	Other
6.7%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Argentina, Australia, Bahrain, Barbados, Belgium, Bulgaria, Cayman Islands, Chile, Colombia, Croatia, Denmark, El Salvador, Gabon, Ghana, Guatemala, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Macau, Morocco, New Zealand, Norway, Pakistan, Peru, Philippines, Portugal, Romania, Serbia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB High Income Fund

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$3,546,133,567		$63,088,046	#	$3,609,221,613
Governments - Treasuries		– 0	–	988,622,242		– 0	–	988,622,242
Corporates - Investment Grade		– 0	–	506,133,942		– 0	–	506,133,942
Collateralized Mortgage Obligations		– 0	–	– 0	–	479,553,162		479,553,162
Commercial Mortgage-Backed Securities		– 0	–	36,905,269		183,473,025		220,378,294
Emerging Markets - Corporate Bonds		– 0	–	200,332,664		2,135,280		202,467,944
Bank Loans		– 0	–	– 0	–	179,815,080		179,815,080
Emerging Markets - Sovereigns		– 0	–	162,169,538		– 0	–	162,169,538
Preferred Stocks		88,241,579		11,835,348		– 0	–	100,076,927
Governments - Sovereign Agencies		– 0	–	69,864,686		– 0	–	69,864,686
Common Stocks		– 0	–	4,123,997		59,284,559	#	63,408,556
Whole Loan Trusts		– 0	–	– 0	–	57,865,326		57,865,326
Governments - Sovereign Bonds		– 0	–	42,411,344		– 0	–	42,411,344
Local Governments - Municipal Bonds		– 0	–	42,339,101		– 0	–	42,339,101
Emerging Markets - Treasuries		– 0	–	13,313,569		24,562,061		37,875,630
Quasi-Sovereigns		– 0	–	30,347,865		– 0	–	30,347,865
Asset-Backed Securities		– 0	–	– 0	–	18,083,136		18,083,136
Agencies		– 0	–	8,436,820		– 0	–	8,436,820
Inflation-Linked Securities		– 0	–	7,507,142		– 0	–	7,507,142
Investment Companies		– 0	–	– 0	–	7,500,677		7,500,677
Local Governments - Regional Bonds		– 0	–	4,289,390		– 0	–	4,289,390
Options Purchased - Puts		– 0	–	342,133		– 0	–	342,133
Warrants		337		– 0	–	303,157	#	303,494
Short-Term Investments:
Investment Companies		460,799,010		– 0	–	– 0	–	460,799,010
Governments - Treasuries		– 0	–	2,653,699		– 0	–	2,653,699
Time Deposits		– 0	–	28,595,022		– 0	–	28,595,022

Total Investments in Securities		549,040,926		5,706,357,338		1,075,663,509		7,331,061,773
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts		– 0	–	23,102,312		– 0	–	23,102,312
Centrally Cleared Credit Default Swaps		– 0	–	3,913,806		– 0	–	3,913,806
Credit Default Swaps		– 0	–	11,688,236		– 0	–	11,688,236
Liabilities
Forward Currency Exchange Contracts		– 0	–	(8,760,805)		– 0	–	(8,760,805)
Credit Default Swaptions Written		– 0	–	(56,981)		– 0	–	(56,981)
Centrally Cleared Credit Default Swaps		– 0	–	(1,312,891)		– 0	–	(1,312,891)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,505,963)		– 0	–	(6,505,963)
Credit Default Swaps		– 0	–	(13,595,475)		– 0	–	(13,595,475)
Total Return Swaps		– 0	–	(857,397)		– 0	–	(857,397)

Total^		$549,040,926		$5,713,972,180		$1,075,663,509		$7,338,676,615

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Corporates - Investment Grade			Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 10/31/14	$40,126,149			$19,377,046		$394,486,916		$157,503,872
Accrued discounts/(premiums)	251,382			– 0	–	2,741,624		661,648
Realized gain (loss)	368,753			– 0	–	4,797,104		606,540
Change in unrealized appreciation/depreciation	(11,621,513)			– 0	–	(9,541,018)		(2,221,535)
Purchases/Payups	46,654,668			– 0	–	156,843,162		40,385,387
Sales/Paydowns	(20,537,124)			– 0	–	(69,774,626)		(13,462,887)
Settlements	– 0	–		– 0	–	– 0	–	– 0	–
Reclassification	19,377,046			(19,377,046)		– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	(11,531,315)			– 0	–	– 0	–	– 0	–

Balance as of 7/31/15	$63,088,046		$	– 0	–	$479,553,162		$183,473,025

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(11,079,822)		$	– 0	–	$(6,407,577)		$(1,809,288)

	Emerging Markets - Corporate Bonds		Bank Loans			Common Stocks#		Whole Loan Trusts
Balance as of 10/31/14	$ – 0	–		$243,384,389		$4,983,972		$16,044,166
Accrued discounts/(premiums)	581			1,063,648		– 0	–	14,424
Realized gain (loss)	– 0	–		(3,200,103)		80,594		(10,055)
Change in unrealized appreciation/depreciation	(4,196,875)			1,208,675		1,739,596		(1,139,385)
Purchases/Payups	6,331,574			50,631,612		56,785,347		52,084,214
Sales/Paydowns	– 0	–		(110,273,141)		(80,594)		(12,128,038)
Settlements	– 0	–		– 0	–	– 0	–	– 0	–
Reclassification	– 0	–		(3,000,000)		– 0	–	3,000,000
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–		– 0	–	(4,224,356)		– 0	–

Balance as of 7/31/15	$2,135,280			$179,815,080		$59,284,559		$57,865,326

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(4,196,875)			$(3,584,792)		$2,032,496		$(1,139,385)

	Emerging Markets - Treasuries		Asset-Backed Securities		Investment Companies		Warrants#
Balance as of 10/31/14	$27,009,644		$16,734,646		$7,369,023		$	– 0	–
Accrued discounts/(premiums)	(128,609)		258,992		– 0	–		– 0	–
Realized gain (loss)	(665,868)		356,406		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	330,035		(543,928)		(810,790)			303,157
Purchases/Payups	7,740,042		2,487,180		942,444			– 0	–
Sales/Paydowns	(9,723,183)		(1,210,160)		– 0	–		– 0	–
Settlements	– 0	–	– 0	–	– 0	–		– 0	–
Reclassification	– 0	–	– 0	–	– 0	–		– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/15	$24,562,061		$18,083,136		$7,500,677			$303,157

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(329,089)		$(543,928)		$(810,790)			$303,157

	Total
Balance as of 10/31/14	$927,019,823
Accrued discounts/(premiums)	4,863,690
Realized gain (loss)	2,333,371
Change in unrealized appreciation/depreciation	(26,493,581)
Purchases	420,885,630
Sales/Paydowns	(237,189,753)
Settlements	– 0	–
Reclassification	– 0	–
Transfers into level 3	– 0	–
Transfers out of level 3	(15,755,671)

Balance as of 7/31/15	$1,075,663,509	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(27,565,893)

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2015. Securities priced by third party vendors, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2015	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$14,069,320	Market Approach	New Financing Net of 1st Lien and Common Stock	$85.50/N/A
	$2,040,760	Market Approach	Value Reduced by Pending Tender Offer	$81.50/N/A
Whole Loan Trusts	$9,506,418	Market Approach	Underlying NAV of the collateral	$99.17/N/A
	$7,681,415	Market Approach	Performance of the underlying investment	$95.95/N/A
	$6,887,895	Projected Cashflow	Level Yield	13.45%/N/A
	$3,505,865	Projected Cashflow	Internal Rate of Return	15.00%/N/A
	$1,682,780	Projected Cashflow	Internal Rate of Return	8.218%/N/A
	$14,024,892	Discounted Cashflow	Level Yield	10.86%/N/A
Common Stocks	$1,343,308	Market Approach	Based on Current Trading Value of 8.625% Notes	$4.04/N/A
	$120,818	Market Approach	EBITDA Projection*	$345 mm/N/A

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 21, 2015